AUGUST 31, 2002


ANNUAL REPORT


INVESCO BOND FUNDS, INC.

HIGH YIELD FUND

SELECT INCOME FUND

TAX-FREE BOND FUND

U.S. GOVERNMENT SECURITIES FUND


"...THE FUND PROVIDED SHAREHOLDERS WITH A REFUGE FROM THE YEAR'S EQUITY STORM, THANKS TO OUR FOCUS ON LIQUIDITY, RELATIVE STABILITY, AND
PERFORMANCE OPPORTUNITIES."

SEE PAGE 9


[INVESCO ICON] INVESCO(R)

[PHOTOGRAPH OF MARK H. WILLIAMSON OMITTED]


FELLOW SHAREHOLDER:


BONDS CAN PROVIDE RELIEF IN A PERSISTENT BEAR MARKET


Back in March 2000, when the stock market first began to show signs of weakness, many investors were convinced that any downturn would be brief. Who would have guessed that, two-and-a-half years later, we'd still be staring down the bear?

Bear markets come and go, but we can take solace in the fact that, historically, markets have always rebounded eventually. Investors with the discipline to maintain a long-term focus rather than react to the latest headlines have, in a sense, already won the battle with the bear.

History has proven time and time again that those who are willing to wait out the downturns have been rewarded over the long term. And the market's unpredictability underscores the importance of staying diversified. Diversification may have fallen out of fashion during the stock boom of the late 1990s, but it is once again being given its due -- in large part because bonds have provided some relief throughout the downturn.

Indeed, over the past year, bonds -- with the exception of high-yield securities -- have handily led the market, with many posting gains. Investors' attraction to investments considered to be relatively stable has fueled demand in today's uncertain environment. Furthermore, interest rates have remained low, despite premature speculation toward the end of the first quarter of 2002 that the Federal Reserve might be on the verge of a tightening cycle.

You may be tempted to make adjustments to your portfolio if you think a stock market recovery is around the corner. But I'd recommend taking the past year's lessons to heart. Bonds will always have a place in a well-diversified portfolio, and the securities markets will always be capable of surprising even the most prescient investor.

Sincerely,

/s/ Mark H. Williamson
Mark H. Williamson
Chairman and CEO, INVESCO Funds Group, Inc.

"...THE ENVIRONMENT FOR MUNIS IMPROVED DRAMATICALLY, ULTIMATELY LEADING TO THEIR OUTPERFORMING THE BROAD MARKET FOR THE FUND'S FISCAL YEAR." -- PAGE 7

                               TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN                                                      1
--------------------------------------------------------------------------------
FUND REPORTS                                                                  3
--------------------------------------------------------------------------------
AN INTERVIEW WITH BOB HICKEY                                                 11
--------------------------------------------------------------------------------
MARKET HEADLINES                                                             13
--------------------------------------------------------------------------------
INVESTMENT HOLDINGS                                                          15
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS                                                         32
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                                42
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                                         49
--------------------------------------------------------------------------------
OTHER INFORMATION                                                            63
--------------------------------------------------------------------------------

                                                      INVESCO BOND FUNDS, INC.
                                                            TOTAL RETURN
                                                       PERIODS ENDED 8/31/02*

                                                                  Cumulative                           10 years+ or           Report
Fund (Inception)                                                   6 months      1 year     5 years+   Since Inception ^      Page #
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-CLASS A with sales charge (4/02)                     N/A           N/A        N/A          (6.68%)^              3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-CLASS B with CDSC (4/02)                             N/A           N/A        N/A          (8.64%)^              3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-CLASS C with CDSC (2/00)                          (1.35%)      (19.85%)       N/A         (16.08%)^+             3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-CLASS K (12/00)                                    0.17%       (18.38%)       N/A         (17.08%)^+             3
------------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND-INVESTOR CLASS (3/84)                              0.13%       (18.07%)    (5.58%)          2.43%                3
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-CLASS A with sales charge (4/02)                  N/A           N/A        N/A          (2.98%)^              5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-CLASS B with CDSC (4/02)                          N/A           N/A        N/A          (3.38%)^              5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-CLASS C with CDSC (2/00)                       (1.19%)       (9.14%)       N/A          (0.93%)^+             5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-CLASS K  (12/00)                                0.09%        (7.47%)       N/A          (3.18%)^+             5
------------------------------------------------------------------------------------------------------------------------------------
SELECT INCOME FUND-INVESTOR CLASS (1/77)                           0.18%        (7.45%)     1.99%           5.30%                5
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND-CLASS A with sales charge (4/02)                  N/A           N/A        N/A           1.33%^               7
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND-CLASS B with CDSC (4/02)                          N/A           N/A        N/A           1.00%^               7
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND-CLASS C with CDSC (2/00)                        2.59%         3.12%        N/A          13.21%^+              7
------------------------------------------------------------------------------------------------------------------------------------
TAX-FREE BOND FUND-INVESTOR CLASS (8/81)                           3.94%         4.89%      5.46%           5.77%                7
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND-CLASS A with sales charge (4/02)     N/A           N/A        N/A          24.84%^**             9
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND-CLASS B with CDSC (4/02)             N/A           N/A        N/A           2.56%^               9
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND-CLASS C with CDSC (2/00)           3.91%         5.72%        N/A           9.33%^+              9
------------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES FUND-INVESTOR CLASS (1/86)              5.31%         7.52%      7.51%           6.78%                9
------------------------------------------------------------------------------------------------------------------------------------

*PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Total return assumes reinvestment of dividends and capital gain distributions. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The funds' Class A performance reflects the maximum sales charge of 4.75%. The funds' Class B and Class C performance reflects the deduction of the applicable contingent deferred sales charge (CDSC) for the periods shown. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC of Class C shares is 1% for the first 13 months after purchase. The performance of the fund's Investor Class, Class A, Class B, Class C and Class K shares will differ due to the different sales charge structures and expenses. Investor Class shares are closed to new investors.

+Average Annualized

^For funds or share classes introduced more recently

**Reflects large fluctuations in asset size and shareholder transactions

Performance information provided in this report does not reflect the deduction of taxes shareholders pay on fund distributions or the redemption of fund shares.

YOUR FUND'S REPORT

HIGH YIELD FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the 12-month period ended August 31, 2002, the value of High Yield Fund-Investor Class shares declined 18.07%. Its benchmark, the Merrill Lynch High Yield Master Trust Index, declined 6.97% over the same period. (Of course, past performance is not a guarantee of future results.)(1),(2) For performance of other share classes, please see page 2.

TELECOMMUNICATIONS BONDS DECLINED SHARPLY

The main detractor from the fund's performance during the period was its position in telecommunications bonds. With the economy slowing, and investors growing increasingly risk averse, many telecom companies faced a downturn in sales and an inability to raise enough capital to sufficiently fund their operations. In many cases, the business outlook had deteriorated so sharply that several companies in the telecommunications arena declared bankruptcy.

--------------------------------------------------------------------------------
                                HIGH YIELD FUND--
                         TOP 10 BOND HOLDINGS BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 8/31/02
--------------------------------------------------------------------------------
Star Choice Communications................................................ 6.07%
Chancellor Media of Los Angeles........................................... 5.21%
Level 3 Communications.................................................... 4.17%
Pride International....................................................... 2.62%
Niagra Mohawk Power....................................................... 2.36%
United Rentals............................................................ 2.11%
Madison River Capital LLC/Madison River Finance........................... 1.95%
Esat Telecom Group PLC.................................................... 1.76%
Western Resources......................................................... 1.50%
AMC Entertainment......................................................... 1.45%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

IMPROVING ECONOMY SUPPORTS SEVERAL HOLDINGS

Had it not been for the disproportionately poor showing in telecom, the fund's performance would have been more in line with the broader high yield market. Indeed, as the fund's telecom exposure decreased during the second half of the period, the fund's relative performance improved dramatically, and it outperformed the broader high yield market.

Many of our positions, including the fund's deep cyclical, casino, and health care bonds, performed relatively well, supported by evidence of the improving business climate. Individual standouts included bonds issued by Ackerly Group, a media company that was recently acquired, and the fund's Chancellor Media of Los Angeles bonds, which are serviced by Clear Channel Communications, which acquired Chancellor several years ago. The bonds of Schuler Homes, whose fundamentals continue to be supported by the resilient housing market, also performed well.

OPTIMISM ABOUT ECONOMY AND PORTFOLIO'S PROSPECTS

Going forward, we are encouraged by the favorable earnings comparisons that many companies face during the third and fourth quarters; last year's numbers should be easy to beat. And, given the huge volume of liquidity that has been pumped into the system over the last year, we anticipate the economy will continue to improve.

We do not believe the Federal Reserve will lower interest rates again unless an external event materializes that shakes consumer confidence, such as an invasion of Iraq by the U.S. But even then, the economy could continue to build a head of steam. Given that we believe we are at or near the bottom of the rate cycle, we will continue to rely on our credit analysis to uncover companies that are best positioned to capitalize on an economic rebound. This positioning could result in a credit upgrade and concurrent upward price action.

LINE GRAPH:  INVESCO HIGH YIELD FUND - INVESTOR CLASS GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Investor Class to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 8/31/02.

              INVESCO High Yield Fund -       Merrill Lynch High Yield Master
              Investor Class                  Trust Index(2)

8/92          $10,000                         $10,000
8/93          $11,433                         $11,561
8/94          $11,476                         $11,826
8/95          $12,752                         $13,633
8/96          $14,203                         $14,905
8/97          $16,940                         $17,119
8/98          $17,692                         $17,953
8/99          $18,848                         $18,675
8/00          $19,392                         $18,936
8/01          $15,520                         $19,446
8/02          $12,716                         $18,090

LINE GRAPH: INVESCO HIGH YIELD FUND - CLASS A & B GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class A and the value of a $10,000 investment in INVESCO High Yield Fund
- Class B to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO High Yield Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 8/31/02.

         INVESCO High Yield    INVESCO High Yield    Merrill Lynch High
         Fund - Class A        Fund - Class B        Yield Master Trust Index(2)

4/02     $10,000               $10,000               $10,000
8/02     $ 9,332               $ 9,136               $ 9,238

LINE GRAPH: INVESCO HIGH YIELD FUND - CLASS C GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class C to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO High Yield Fund - Class C, inclusion of contingent deferred sales charge, for the period from inception (2/00) through 8/31/02.

                INVESCO High Yield Fund -            Merrill Lynch High
                Class C                              Yield Master Trust Index(2)

2/00            $10,000                              $10,000
8/00            $ 9,948                              $10,115
8/01            $ 7,889                              $10,387
8/02            $ 6,402                              $ 9,663

LINE GRAPH: INVESCO HIGH YIELD FUND - CLASS K GROWTH OF $10,000(1)

This line graph compares the value of a $10,000 investment in INVESCO High Yield Fund - Class K to the value of a $10,000 investment in the Merrill Lynch High Yield Master Trust Index(2), assuming in each case reinvestment of all dividends and capital gain distributions, for the period from inception (12/00) through 8/31/02.

                 INVESCO High Yield Fund -           Merrill Lynch High
                 Class K                             Yield Master Trust Index(2)

12/00            $10,000                             $10,000
 8/01            $ 8,885                             $10,986
 8/02            $ 7,252                             $10,220

PIE CHART:      HIGH YIELD FUND
                ASSET DIVERSIFICATION
                AS OF 8/31/02

                [PIE CHART]

                % OF TOTAL NET ASSETS
                o  Corporate Bonds-Domestic.............................. 71.76%
                o  Corporate Bonds-Foreign............................... 11.76%
                o  Common and Preferred Stocks & Warrants................  5.08%
                o  Other.................................................  0.73%
                o  Net Cash & Cash Equivalents........................... 10.67%

(1)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(2)THE MERRILL LYNCH HIGH YIELD MASTER TRUST INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE HIGH YIELD BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

ALTHOUGH THEY HAVE HIGHER RETURN POTENTIAL, HIGH YIELD BONDS ARE ALSO SUBJECT TO GREATER RISKS, INCLUDING THE RISK OF DEFAULT, COMPARED TO HIGHER-RATED SECURITIES.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT

[PHOTOGRAPH OF ROBERT J. HICKEY OMITTED]

ROBERT J. HICKEY

BOB HICKEY IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED HIS BACHELOR'S DEGREE FROM THE UNIVERSITY OF WISCONSIN-MADISON, AND HIS MBA FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. BEFORE JOINING INVESCO FUNDS GROUP, BOB WORKED FOR VAN KAMPEN INVESTMENTS, WHERE HE SERVED AS DIRECTOR OF CORPORATE BONDS. HE BEGAN HIS INVESTMENT CAREER IN 1989.

YOUR FUND'S REPORT

SELECT INCOME FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the 12-month period ended August 31, 2002, the value of Select Income Fund-Investor Class shares declined 7.45%. This return lagged that of the Lehman Government/Credit Bond Index, which rose 7.90% during the same period. (Of course, past performance is not a guarantee of future results.)(3),(4) For performance of other share classes, please see page 2.

TELECOMMUNICATIONS BONDS PERFORMED POORLY

The fund's poor relative showing was a function of its exposure to the telecommunications sector. A variety of problems, from poor fundamental prospects and bankruptcies to incidences of corporate malfeasance, kept this group under pressure throughout the period. And the selling was not limited to bonds of lower credit quality, as investment-grade telecom concerns, such as AT&T Wireless Services, also declined.

LINE GRAPH: INVESCO SELECT INCOME FUND - INVESTOR CLASS GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Investor Class to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 8/31/02.

                INVESCO Select Income Fund -         Lehman Government/Credit
                Investor Class                       Bond Index(4)

8/92            $10,000                              $10,000
8/93            $11,213                              $11,257
8/94            $11,266                              $10,995
8/95            $12,843                              $12,258
8/96            $13,457                              $12,714
8/97            $15,191                              $13,963
8/98            $16,647                              $15,558
8/99            $16,672                              $15,604
8/00            $17,635                              $16,741
8/01            $18,116                              $18,844
8/02            $16,766                              $20,332

But after a rough year for the group, the sector's outlook seems to be brightening somewhat. Although the competitive landscape for the telecom sector remains challenging, the industry may be coming to grips with its over-capacity problems. Furthermore, the fundamental outlook for selected telecom companies seems to be improving, as evidenced by a positive earnings report from Nextel Communications. We're also encouraged by Warren Buffet's recent investment in Level 3 Communications, a development that was interpreted by some market observers as a sign that telecom may be oversold.

PIE CHART:      SELECT INCOME FUND
                ASSET DIVERSIFICATION
                AS OF 8/31/02

                [PIE CHART]

                % OF TOTAL NET ASSETS
                o  Corporate Bonds-Domestic.............................. 65.77%
                o  U.S. Government Obligations...........................  8.55%
                o  Corporate Bonds-Foreign...............................  3.52%
                o  Mortgage-Backed Pass Thru Certificates................ 17.70%
                o  Asset-Backed Securities...............................  0.31%
                o  Common and Preferred Stocks & Warrants................  0.28%
                o  Other.................................................  0.24%
                o  Net Cash & Cash Equivalents...........................  3.63%

HIGH YIELDS AND TREASURIES SUPPORTED PERFORMANCE

The fund's investments outside the telecom sector fared far better. For example, the fund's non-telecom high yield bonds performed well, particularly holdings in the steel, gaming and media sectors, all of which moved higher as the market looked forward to an economic recovery. The fund's utility bonds also contributed positively to performance, including bonds issued by Public Service of New Mexico and Commonwealth Edison.

Elsewhere, the fund's position in Treasuries was buoyed by the Federal Reserve's easing campaign, as well as by intense volatility in equity markets, leading shell-shocked investors to seek investments believed to be relatively stable.

--------------------------------------------------------------------------------
                              SELECT INCOME FUND--
                         TOP 10 BOND HOLDINGS BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 8/31/02
--------------------------------------------------------------------------------
Freddie Mac.............................................................. 14.75%
US Treasury Notes........................................................  8.55%
Chancellor Media of Los Angeles..........................................  8.36%
Auburn Hills Trust.......................................................  4.37%
Public Service of New Mexico.............................................  4.00%
Commonwealth Edison......................................................  3.22%
Fannie Mae...............................................................  2.95%
Cleveland Electric Illuminating..........................................  2.66%
US WEST Communications...................................................  1.89%
Duquesne Light...........................................................  1.72%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

ECONOMY APPEARS ON TRACK FOR A MODERATE RECOVERY

Going forward, we continue to believe the foundation has been laid for a moderate expansion. And, although the economic data has not been as encouraging as we would like, we do not believe the Federal Reserve will cut interest rates again. We continue to believe that we are at the bottom of the rate cycle and therefore have shortened the duration of the fund. In addition, we will continue to look for ways to decrease risk, while using our thorough credit analysis and tactical moves to explore opportunities that might enhance the fund's yield.

LINE GRAPH: INVESCO SELECT INCOME FUND - CLASS A & B GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class A and the value of a $10,000 investment in INVESCO Select Income Fund - Class B to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Select Income Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 8/31/02.

        INVESCO Select Income     INVESCO Select Income     Lehman Government/
        Fund - Class A            Fund - Class B            Credit Bond Index(4)

4/02    $10,000                   $10,000                   $10,000
8/02    $ 9,702                   $ 9,662                   $10,736

LINE GRAPH: INVESCO SELECT INCOME FUND - CLASS C GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class C to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Select Income Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 8/31/02.

              INVESCO Select Income Fund -              Lehman Government/Credit
              Class C                                   Bond Index(4)

2/00          $10,000                                   $10,000
8/00          $10,424                                   $10,548
8/01          $10,629                                   $11,873
8/02          $ 9,764                                   $12,811

LINE GRAPH: INVESCO SELECT INCOME FUND - CLASS K GROWTH OF $10,000(3)

This line graph compares the value of a $10,000 investment in INVESCO Select Income Fund - Class K to the value of a $10,000 investment in the Lehman Government/Credit Bond Index(4), assuming in each case reinvestment of all dividends and capital gain distributions, for the period since inception (12/00) through 8/31/02.

               INVESCO Select Income Fund -             Lehman Government/Credit
               Class K                                  Bond Index(4)

12/00          $10,000                                  $10,000
8/01           $10,225                                  $10,957
8/02           $ 9,461                                  $11,823

(3)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE.

(4)THE LEHMAN GOVERNMENT/CREDIT BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE OVERALL DOMESTIC FIXED-INCOME MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

ALTHOUGH THEY HAVE HIGHER RETURN POTENTIAL, HIGH YIELD BONDS ARE ALSO SUBJECT TO GREATER RISKS, INCLUDING THE RISK OF DEFAULT, COMPARED TO HIGHER-RATED SECURITIES.

AT ANY GIVEN TIME, THE FUND MAY BE SUBJECT TO SECTOR RISK, WHICH MEANS A CERTAIN SECTOR MAY UNDERPERFORM OTHER SECTORS OR THE MARKET AS A WHOLE. THE FUND IS NOT LIMITED WITH RESPECT TO THE SECTORS IN WHICH IT CAN INVEST.

FUND MANAGEMENT

[PHOTOGRAPH OF ROBERT J. HICKEY OMITTED]

ROBERT J. HICKEY

BOB HICKEY IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED HIS BACHELOR'S DEGREE FROM THE UNIVERSITY OF WISCONSIN-MADISON, AND HIS MBA FROM THE KELLOGG GRADUATE SCHOOL OF MANAGEMENT AT NORTHWESTERN UNIVERSITY. BEFORE JOINING INVESCO FUNDS GROUP, BOB WORKED FOR VAN KAMPEN INVESTMENTS, WHERE HE SERVED AS DIRECTOR OF CORPORATE BONDS. HE BEGAN HIS INVESTMENT CAREER IN 1989.

[PHOTOGRAPH OF RICHARD HINDERLIE OMITTED]

RICHARD HINDERLIE

A VICE PRESIDENT OF INVESCO FUNDS GROUP, DICK HINDERLIE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1973, AND HAS EXTENSIVE EXPERIENCE IN FIXED-INCOME ANALYSIS AND PORTFOLIO MANAGEMENT.

YOUR FUND'S REPORT

TAX-FREE BOND FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the 12-month period ended August 31, 2002, the value of Tax Free Bond Fund-Investor Class shares rose 4.89%, trailing the 6.24% gain posted by the Lehman Municipal Bond Index over the same period. (Of course, past performance is not a guarantee of future results.)(5),(6) For performance of other share classes, please see page 2.

MUNIS RISE ABOVE VOLATILE CONDITIONS

Like all securities this past year, municipal bonds were subject to an extremely volatile market. The first major event of the reporting period occurred on 9/11, the date of the terrorist attacks. A number of sectors were negatively affected by the devastation of that day, particularly the travel industry. Even stadium bonds, dependent on car reservations and hotel taxes, fell under pressure. Not surprisingly, we also saw many of our New York holdings suffer losses, though virtually all of them have since recovered.

LINE GRAPH: INVESCO TAX-FREE BOND FUND - INVESTOR CLASS GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Investor Class to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 8/31/02.

                  INVESCO Tax-Free Bond Fund -              Lehman Municipal
                  Investor Class                            Bond Index(4)

8/92              $10,000                                   $10,000
8/93              $11,229                                   $11,220
8/94              $11,122                                   $11,236
8/95              $11,819                                   $12,231
8/96              $12,504                                   $12,872
8/97              $13,439                                   $14,061
8/98              $14,423                                   $15,278
8/99              $14,279                                   $15,354
8/00              $15,180                                   $16,394
8/01              $16,710                                   $18,064
8/02              $17,527                                   $19,191

Beginning in early November, we saw a significant rise in interest rates, spurred by investors' belief that the economy was improving and business activity rebounding from the lows of September. As a result, bear-market conditions for municipal bonds took hold for about two months, a time during which short-term rates headed almost 200 basis points higher and long-term rates which rose 75 to 100 basis points. This change in sentiment drove money out of more stable investments, notably bonds, and into more aggressive securities such as stocks. In particular, this rotation hurt bonds with short maturities, and municipals were further hampered as a flood of new issuances temporarily distorted the supply and demand balance.

By early January, however, sentiment was beginning to change once more, and the environment for munis improved dramatically, ultimately leading to their outperforming the broad market for the fund's fiscal year. Demand for more defensive investments escalated sharply, and short-term interest rates experienced a steep drop, fueling a sustained rally in short- and intermediate-term bonds.

STRONG DEMAND FOR MUNIS PERSISTS

Over the course of the year -- particularly late in 2001 -- some geographical regions struggled with budget problems. For example, in Allegheny County, Pennsylvania, where recently bankrupted U.S. Airways is based, increases in unemployment as well as budgeting difficulties have hurt that area's municipal bonds. However, by the end of the reporting period, it became clear that with demand so strong, investors were downplaying most budgetary concerns. For our part, we have consistently worked to avoid any problem areas, focusing instead on stronger areas such as Texas. As one of the country's largest issuers, Texas also offers superior yields thanks to the state's lack of an income tax.

This was also a record year for new issues, which reached nearly $300 billion. Ordinarily, interest rates rise when there is such a significant increase in supply. Yet interest rates failed to fall into the normal pattern, instead moving lower during the year. In our opinion, this is another indication of how strong demand has been for municipal securities.

--------------------------------------------------------------------------------
                       TAX-FREE BOND FUND - TOP 10 STATES
                       % OF TOTAL NET ASSETS AS OF 8/31/02
--------------------------------------------------------------------------------
Texas.................................................................... 21.24%
Indiana.................................................................. 11.78%
Illinois.................................................................  8.85%
New York.................................................................  6.92%
Massachusetts............................................................  5.89%
Louisiana................................................................  5.53%
Michigan.................................................................  4.35%
Ohio.....................................................................  3.70%
New Mexico...............................................................  2.75%
Wisconsin................................................................  2.54%
--------------------------------------------------------------------------------

CAPITAL PRESERVATION REMAINS GOAL

Although the fund underperformed its benchmark during the period, we are generally pleased with our showing. We are less concerned with outperforming the index than we are with maintaining a relatively stable net asset value and delivering tax-advantaged income to our shareholders. Keeping this goal of capital preservation paramount, we're willing to accept periods of modest underperformance if it means our investors can be confident their principal is relatively safe. That is not to say that we are satisfied with the current yield. On the contrary, we would like to increase the dividend as much as we can without exposing our shareholders to undue risk. This will remain our secondary goal as we move ahead.

PIE CHART:        TAX-FREE BOND FUND CREDIT
                  RATINGS ON LONG-TERM BOND
                  HOLDINGS AS OF 8/31/02

                  [PIE CHART]

                  % OF LONG-TERM BOND HOLDINGS
                  o  Aaa................................................. 66.09%
                  o  Aa.................................................. 16.12%
                  o  A................................................... 13.72%
                  o  Baa.................................................  1.92%
                  o  NR..................................................  2.15%

LINE GRAPH: INVESCO TAX-FREE BOND FUND - CLASS A & B GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class A and the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class B to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO Tax-Free Bond Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 8/31/02.

         INVESCO Tax-Free Bond     INVESCO Tax-Free Bond     Lehman Municipal
         Fund - Class A            Fund - Class B            Bond Index(4)

4/02     $10,000                   $10,000                   $10,000
8/02     $10,133                   $10,100                   $10,625

LINE GRAPH: INVESCO TAX-FREE BOND FUND - CLASS C GROWTH OF $10,000(5)

This line graph compares the value of a $10,000 investment in INVESCO Tax-Free Bond Fund - Class C to the value of a $10,000 investment in the Lehman Municipal Bond Index(6), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO Tax-Free Bond Fund - Class C, inclusion of contingent deferred sales charge, for the period from inception (2/00) through 8/31/02.

                  INVESCO Tax-Free Bond Fund -                Lehman Municipal
                  Class C                                     Bond Index(6)

2/00              $10,000                                     $10,000
8/00              $10,686                                     $10,679
2/01              $13,172                                     $11,767
2/02              $13,715                                     $12,501

(5)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE. INCOME FROM TAX-FREE BOND FUND MAY BE SUBJECT TO STATE AND LOCAL TAXES, AS WELL AS TO THE FEDERAL ALTERNATIVE MINIMUM TAX.

(6)THE LEHMAN MUNICIPAL BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE BROAD TAX-EXEMPT BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

FUND MANAGEMENT

[PHOTOGRAPH OF RICHARD A. BERRY OMITTED]

RICHARD A. BERRY, CFA

RICHARD BERRY IS SENIOR VICE PRESIDENT AT AIM CAPITAL MANAGEMENT, INC. HE IS LEAD MANAGER OF INVESCO TAX-FREE BOND FUND. HE BEGAN HIS INVESTMENT CAREER IN 1968, AND HAS WORKED FOR AIM SINCE 1987. HE HAS A BA AND MBA FROM TEXAS CHRISTIAN UNIVERSITY, AND IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER.

[PHOTOGRAPH OF STEPHEN D. TURMAN OMITTED]

STEPHEN D. TURMAN, CFA

STEPHEN D. TURMAN, VICE PRESIDENT AND PORTFOLIO MANAGER OF AIM, IS THE CO-PORTFOLIO MANAGER OF INVESCO TAX-FREE BOND FUND. STEPHEN JOINED AIM IN 1985 AND MANAGES SEVERAL OTHER AIM FIXED-INCOME FUNDS. STEPHEN IS A CHARTERED FINANCIAL ANALYST CHARTERHOLDER AND HOLDS A BBA IN FINANCE FROM THE UNIVERSITY OF TEXAS AT ARLINGTON.

YOUR FUND'S REPORT

U.S. GOVERNMENT SECURITIES FUND

FUND PERFORMANCE

DEAR SHAREHOLDER:

For the 12-month period ended August 31, 2002, the value of U.S. Government Securities Fund-Investor Class shares rose 7.52%. This return underperformed that of the Lehman Government Long Bond Index, which gained 11.04% over the same period. (Of course, past performance is not a guarantee of future results.)(7),(8) For performance of other share classes, please see page 2.

TREASURIES SHINE IN A CHALLENGING YEAR

In a year clouded by the 9/11 terrorist attacks, a raft of corporate accounting scandals, violence in the Middle East, and tepid corporate spending, investors understandably sought investments noteworthy for their stability. As a result, Treasuries fared relatively well, advancing in response to this heightened demand for securities deemed to be safe havens.

--------------------------------------------------------------------------------
                        U.S. GOVERNMENT SECURITIES FUND--
                           TOP BOND HOLDINGS BY ISSUER
                       % OF TOTAL NET ASSETS AS OF 8/31/02
--------------------------------------------------------------------------------
US Treasury Notes........................................................ 24.68%
US Treasury Bonds........................................................ 23.50%
Freddie Mac.............................................................. 19.77%
Government National Mortgage Association I............................... 18.56%

HOLDINGS AND COMPOSITION OF HOLDINGS ARE SUBJECT TO CHANGE.
--------------------------------------------------------------------------------

PIE CHART:        U.S. GOVERNMENT SECURITIES FUND
                  ASSET DIVERSIFICATION
                  AS OF 8/31/02

                  [PIE CHART]

                  % OF TOTAL ASSETS
                  o  U.S. Government Obligations......................... 48.19%
                  o  U.S. Government Agency Obligations.................. 38.33%
                  o  Net Cash & Cash Equivalents......................... 13.48%

The Federal Reserve's actions also supported Treasuries, as the Fed implemented four interest rate cuts during the first four months of the period before opting to hold rates steady through August 2002. Although there was some discussion of a return to a Fed tightening cycle when gross domestic product (GDP) growth surged in the first quarter of 2002 -- hampering fixed-income securities for a brief period -- this notion lost momentum once it became clear that a sustained economic turnaround remained distant. Under such conditions, Treasuries typically flourish, and this trend held true throughout most of the year, with yields moving substantially lower overall.

Against this backdrop, the fund provided shareholders with a refuge from the year's equity storm, thanks to our focus on liquidity, relative stability, and performance opportunities. By mixing short, intermediate, and long maturity Treasury notes with mortgage-backed securities sponsored by government agencies, the fund has offered an attractive alternative to the slumping stock market, as well as a means for diversifying assets in a volatile environment.

RISK MANAGEMENT A TOP PRIORITY

Investing in fixed-income markets requires addressing two types of risk: credit risk and interest rate risk. With respect to credit quality, throughout the year the fund continued to focus on its objective of investing in securities backed by the U.S. government, and therefore, most attractive in times of economic and financial stress.

The risk of rising interest rates, however, is more difficult to manage, especially with rates much closer to a long-term low than a generalized high during the year. To minimize the negative impact of any future rate increases, we continued to blend mortgage-backed securities, which offer a higher yield and lower price volatility than equivalent U.S. Treasuries, into the portfolio. We also increased the fund's percentage of cash and short-term maturities following episodes of extreme price gains in the bond market. Finally, we often invested across the yield curve on the heels of strong downside moves in interest rates to diversify the portfolio so that any one sector of the yield curve would not unduly affect the fund's performance.

Although this cautious approach contributed to the fund's underperformance relative to its benchmark index for the year, it resulted in a reasonable yield without sacrificing flexibility. Indeed, we expect to continue with these risk management tactics in preparation for any change in the interest rate climate going forward.

LINE GRAPH: INVESCO U.S. GOVERNMENT SECURITIES FUND - INVESTOR CLASS GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Investor Class to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 8/31/02.

               INVESCO U.S. Government Securities         Lehman Government Long
               Fund - Investor Class                      Bond Index(8)

8/92           $10,000                                    $10,000
8/93           $11,355                                    $12,200
8/94           $10,613                                    $11,279
8/95           $11,926                                    $13,201
8/96           $12,083                                    $13,394
8/97           $13,414                                    $15,188
8/98           $15,391                                    $18,354
8/99           $14,869                                    $17,438
8/00           $16,225                                    $19,464
8/01           $17,920                                    $21,825
8/02           $19,267                                    $24,234

PREPARED FOR ANY MARKET

In today's volatile environment, gauging the market's next direction is a challenge. On the one hand, bonds' performance could stall if economic measures show signs of strength, especially in employment and/or capital spending. This in turn could invigorate the stock market and cause investors to shift from bonds to stocks. Other potential stumbling blocks include inflation -- currently a non-issue and likely to remain one until the risk of deflation dissipates -- an end to the Fed's easing actions, and government-led solutions to the recent problems with corporate wrongdoing, which have lessened the extent of the flight-to-quality movement in the bond market.

However, indicators pointing to the potential for continued strength in fixed-income securities are equally compelling. Questions regarding the possibility of a double-dip recession, deflationary risk, a lingering bear market in stocks, and the next step in the war on terrorism are all uncertainties affecting investor sentiment. In addition, there is the chance that, should the economy continue to wilt, the Fed could lower interest rates further. Depending on how and when these issues are resolved, we could see bonds maintain their strong appeal.

Striking a balance between these factors is a delicate yet crucial task in considering the moving targets of shareholder flows, fundamental economic measures, technical considerations, coupon yield competitiveness, and NAV performance. Overall, we have sought to position the fund with the flexibility to respond to any of these risks and/or opportunities as they present themselves.

LINE GRAPH: INVESCO U.S. GOVERNMENT SECURITIES FUND - CLASS A & B GROWTH OF $10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class A(9) and the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class B to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, and in the cases of INVESCO U.S. Government Securities Fund - Class A and Class B, inclusion of front-end sales charge and contingent deferred sales charge, respectively, for the period since inception (4/02) through 8/31/02.

        INVESCO U.S. Government    INVESCO U.S. Government    Lehman Government
        Securities Fund -          Securities Fund -          Long Bond Index(8)
        Class A(9)                 Class B

4/02    $10,000                    $10,000                    $10,000
8/02    $12,484                    $10,256                    $11,419

LINE GRAPH: INVESCO U.S. GOVERNMENT SECURITIES FUND - CLASS C GROWTH OF
$10,000(7)

This line graph compares the value of a $10,000 investment in INVESCO U.S. Government Securities Fund - Class C to the value of a $10,000 investment in the Lehman Government Long Bond Index(8), assuming in each case reinvestment of all dividends and capital gain distributions, and in the case of INVESCO U.S. Government Securities Fund - Class C, inclusion of contingent deferred sales charge, for the period since inception (2/00) through 8/31/02.

              INVESCO U.S. Government Securities          Lehman Government Long
              Fund - Class C                              Bond Index(8)

2/00          $10,000                                     $10,000
8/00          $10,764                                     $10,850
2/01          $11,758                                     $12,166
2/02          $12,548                                     $13,509

(7)PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT, WHEN REDEEMED, AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. THE LINE GRAPHS ILLUSTRATE THE VALUE OF A $10,000 INVESTMENT, PLUS REINVESTED DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS ALONG WITH APPLICABLE FRONT-END SALES CHARGES AND CDSC FEES. THE CHARTS AND OTHER TOTAL RETURN FIGURES CITED REFLECT THE FUND'S OPERATING EXPENSES, BUT THE INDEX DOES NOT HAVE EXPENSES, WHICH WOULD HAVE LOWERED ITS PERFORMANCE. FUND SHARES ARE NEITHER ISSUED NOR GUARANTEED BY THE U.S. GOVERNMENT.

(8)THE LEHMAN GOVERNMENT LONG BOND INDEX IS AN UNMANAGED INDEX INDICATIVE OF THE LONGER-TERM GOVERNMENT BOND MARKET. THE INDEX IS NOT MANAGED; THEREFORE, ITS PERFORMANCE DOES NOT REFLECT MANAGEMENT FEES AND OTHER EXPENSES ASSOCIATED WITH THE FUND INCLUDING FRONT-END SALES CHARGES AND CDSC FEES. INVESTORS CANNOT INVEST DIRECTLY IN ANY MARKET INDEX.

(9)GROWTH OF $10,000 REFLECTS LARGE FLUCTUATIONS IN ASSET SIZE AND SHAREHOLDER TRANSACTIONS.

FUND MANAGEMENT

[PHOTOGRAPH OF RICHARD HINDERLIE OMITTED]

RICHARD HINDERLIE

DICK HINDERLIE IS A VICE PRESIDENT OF INVESCO FUNDS GROUP. HE RECEIVED HIS BA IN ECONOMICS FROM PACIFIC LUTHERAN UNIVERSITY AND HIS MBA FROM ARIZONA STATE UNIVERSITY. HE BEGAN HIS INVESTMENT CAREER IN 1973, AND HAS EXTENSIVE EXPERIENCE IN FIXED-INCOME ANALYSIS AND PORTFOLIO MANAGEMENT.

QUESTIONS & ANSWERS

AN INTERVIEW WITH PORTFOLIO MANAGER BOB HICKEY

[PHOTOGRAPH OF BOB HICKEY OMITTED]

BOB HICKEY IS A VICE PRESIDENT AT INVESCO FUNDS GROUP AND MANAGES INVESCO HIGH YIELD FUND AND INVESCO SELECT INCOME FUND

THE ECONOMY REMAINS ON TRACK

BOB, SOME OBSERVERS SUGGEST THAT THE ECONOMY IS HEADED BACK INTO RECESSION. WHAT'S THE BASIS FOR THEIR PESSIMISM?

BOB HICKEY: Recent economic data has not been overly encouraging. Last summer's numbers on manufacturing were somewhat soft, while the latest gross domestic product figures suggest that business is not improving as much as some had hoped. And although the unemployment rate has held relatively steady, job growth has been minimal. Recent retail sales figures and readings on consumer confidence suggest American consumers, who had continued to spend confidently despite this downturn, are starting to appear stretched.

These data points have prompted many to wonder whether the economy is headed toward a second dip into recession.

DO YOU AGREE WITH THAT ASSESSMENT?

BOB HICKEY: No, I continue to believe that the foundation has been laid for a moderate economic recovery. Consider that interest rates continue to float near 40-year lows. And the Federal Reserve has made it clear that, if the economy continues to show signs of weakness, it won't hesitate to take action. Furthermore, inflation remains remarkably benign. Our conversations with corporate managers reveal that most companies have little to no pricing power, which means we likely won't have to contend with price increases anytime soon. These trends open the door for the Fed to remain vigilant and give Chairman Alan Greenspan and his colleagues the wiggle room they need to ensure that the expansion gains traction.

So, while recent data have painted an unclear picture of the economy's health, it's important to remember that periods of economic improvement are notoriously choppy. It's perfectly normal for an expansion to resume in fits and starts.

That's not to say that risks don't exist. After all, the Fed's active policy arm just altered its risk directive, saying that the biggest threat to the economy remains recession. But I think we'll see the business climate continue to improve.

WHAT ARE SOME OF THE RISKS WE NEED TO BE AWARE OF?

BOB HICKEY: In our opinion, the most significant risk to the economy lies in external factors. Let's face it: Our country changed on September 11, 2001. And the threat of terrorism will be an uncertainty for the foreseeable future. I think another attack could temporarily derail the expansion. Sure, we would be fine over the long run. But, during the short term, uncertainty could prolong the current economic weakness. I also wonder what kind of impact a U.S. invasion of Iraq might have on the economy, particularly if the conflict were to escalate.

Barring these external developments, however, we continue to think that the economy is on track. Even if some of these scenarios develop, the recovery could still endure. And we don't believe the Fed will need to ease interest rates again this year.

YOU SEEM FAIRLY CONFIDENT THAT WE'RE AT THE BOTTOM OF THE INTEREST RATE CYCLE. IF THE NEXT FED MOVE IS TO RAISE RATES, HOW DO YOU MAKE MONEY WHEN BOND PRICES ARE DECLINING?

BOB HICKEY: There are several strategies you can employ. For example, as business improves, corporate sales and earnings also improve. Consequently, the default rate generally declines, allowing you to move out on the risk spectrum. By moving farther out, yields generally improve. Just as an improving economy leads to a decline in default rates, corporate balance sheets and interest coverage also improve. So it becomes more likely that companies will be able to successfully service their debt, which can lead to credit rating upgrades and upward price action for those bonds.

There are other approaches as well. For example, we can shorten portfolio duration and employ other tactical moves. But credit analysis continues to be our area of focus. We want to find and invest in those companies with the potential to receive a credit rating upgrade.

DO YOU ANTICIPATE THAT YOUR BOND PORTFOLIOS WILL BECOME MORE CONCENTRATED IN THE COMING MONTHS?

BOB HICKEY: Not significantly. Although we are excited about several opportunities, we continue to be cautious. With this in mind, we'll keep the funds diversified across industries and maturities, with the goal of delivering superior risk-adjusted returns.

"...WHILE RECENT DATA HAS PAINTED AN UNCLEAR PICTURE OF THE ECONOMY'S HEALTH, IT'S IMPORTANT TO REMEMBER THAT PERIODS OF ECONOMIC IMPROVEMENT ARE NOTORIOUSLY CHOPPY."

MARKET HEADLINES

MARKET OVERVIEW:

SEPTEMBER 2001 THROUGH AUGUST 2002

The 12-month period ended August 31, 2002, began with the horrific events of September 11, 2001. As the country and its financial markets attempted to digest the unprecedented tragic events, the third calendar quarter concluded as the worst three-month period for stocks since the fall of 1987. Many businesses took an unexpected blow -- most notably airlines, insurers, and growth companies hurt by the sudden rotation into more defensive investments.

Bonds, on the other hand, were aided by investor anxiety over the struggling stock market -- which spurred a flight to investments believed to be "safe havens." Some stocks in more defensive areas, such as consumer staples, also managed to weather the downturn admirably.

Market tone improved dramatically in October. Successful U.S. military action in Afghanistan and another Federal Reserve interest rate cut offset the concern accompanying a rash of anthrax scares. Confidence in our financial system and government seemingly grew by the day, and stocks -- particularly growth and technology stocks -- rallied throughout the fourth quarter. Also encouraging were positive statements from a number of companies suggesting they had started to see business activity pick up.

After cutting rates again in November, the Fed implemented its final rate cut of the cycle in December, bringing the federal funds rate to a low of 1.75%. But there was also negative news. Energy trading giant Enron Corp came under intense scrutiny, as questionable accounting practices undermined its business and investor support. The aftermath of the Enron scandal rippled through the market in January, which fell prey to growing concerns over accounting methods in general. Although stocks initially rebounded from the seed of doubt planted by the Enron meltdown, the recovery was short-lived, as spring saw that seed germinate.

Indeed, the first half of 2002 was peppered with repeated reports of corporate accounting scandals. The period saw such corporate giants as WorldCom Inc and Qwest Communications International come under fire for questionable accounting that, in some instances, crossed the line into fraud. Combined, these announcements led to a crisis in confidence on the part of investors.

Meanwhile, the stream of positive economic data continued, but investors instead chose to focus on the preponderance of negative news. Fundamentally, corporate profits had yet to benefit from the improving business climate. Also capturing investors' attention were rising geopolitical tensions, including frequent suicide bombings along the West Bank and hostile posturing between nuclear rivals India and Pakistan. By summer, the Bush administration appeared to be seeking support for an attack on Iraq, which only added to the market's anxieties.

During July, investors appeared to respond by opting out of stocks altogether. At times, the selling was so widespread and indiscriminate that some observers wondered if the bear market had finally found its bottom. Indeed, during that month and well into August, stocks enjoyed a sharp (albeit choppy) rally, prompting speculation that the worst was finally behind us.

There were reasons for optimism. For one thing, the second calendar quarter's corporate earnings reports generally exceeded depressed expectations. And government regulators appeared to be taking steps to restore public confidence in corporate accounting, notably mandating that top executives of America's largest companies certify under oath that their financial statements legitimately reflect their businesses' health. Corporate America also took steps to win back the public's trust, when several high-profile companies announced they would treat option compensation as an expense.

However, by the end of August, the rally had stalled in response to an influx of tepid economic data. Specifically, investors found little comfort in the relatively weak report tracking consumer confidence, and while the manufacturing and non-manufacturing sectors (as reported by the Institute for Supply Management) continued to grow, they did so at a slower pace than we saw earlier in the year. In addition, anxiety over the approaching anniversary of 9/11 and increased press coverage of the U.S.'s intentions toward Iraq further dampened the mood. Following such a volatile summer, investors will be closely monitoring third-quarter earnings and the latest economic data to determine whether we are drawing any closer to the long-awaited recovery.

"DURING JULY, INVESTORS APPEARED TO RESPOND BY OPTING OUT OF STOCKS ALTOGETHER. AT TIMES, THE SELLING WAS SO WIDESPREAD AND INDISCRIMINATE THAT SOME OBSERVERS WONDERED IF THE BEAR MARKET HAD FINALLY FOUND ITS BOTTOM."

INVESTMENT HOLDINGS

STATEMENT OF INVESTMENT SECURITIES
INVESCO BOND FUNDS, INC.
AUGUST 31, 2002
                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
82.82   FIXED INCOME SECURITIES -- CORPORATE BONDS
0.50    AEROSPACE & DEFENSE
        L-3 Communications, Sr Sub Notes(a), 7.625%, 6/15/2012                           $   1,275,000       $   1,319,625
===========================================================================================================================
0.48    AIR FREIGHT & COURIERS
        Petroleum Helicopters, Sr Secured Notes, Series B, 9.375%, 5/1/2009              $   1,250,000           1,268,750
===========================================================================================================================
4.97    ALTERNATIVE CARRIERS
        Allegiance Telecom, Sr Discount Step-Up Notes, Series B, Zero
          Coupon(b), 2/15/2008                                                           $  22,840,000           2,112,700
        Level 3  Communications,  Sr Secured  Notes,  Sr  Discount
          Step-Up, Zero Coupon(b), 12/1/2008                                             $  27,710,000          11,084,000
===========================================================================================================================
                                                                                                                13,196,700
1.94    AUTO PARTS & EQUIPMENT
        Dana Corp, Sr Notes(a), 10.125%, 3/15/2010                                       $   1,800,000           1,791,000
        Lear Corp, Gtd Sr Notes, Series B, 7.960%, 5/15/2005                             $   1,000,000           1,035,000
        Metaldyne Corp, Sr Sub Notes(a), 11.000%, 6/15/2012                              $   1,275,000           1,118,813
        Universal Compression, Sr Discount Step-Up Notes, Zero Coupon(b),
          2/15/2008                                                                      $   1,280,000           1,217,600
===========================================================================================================================
                                                                                                                 5,162,413
7.89    BROADCASTING -- RADIO/TV
        Chancellor Media of Los Angeles, Sr Sub Notes, Series B, 8.125%,
          12/15/2007                                                                     $  13,975,000          13,852,719
        Corus Entertainment, Sr Sub Notes, 8.750%, 3/1/2012                       CA     $   1,800,000           1,813,500
        Fox Family Worldwide, Sr Discount Notes, 9.275%, 11/1/2007                       $   1,050,000             999,994
        Paxson Communications, Sr Discount Step-Up Notes, Zero Coupon(b),
          1/15/2009                                                                      $   1,000,000             470,000
        Sinclair Broadcast Group, Gtd Sr Sub Notes, 8.750%, 12/15/2011                   $   2,500,000           2,543,750
        XM Satellite Radio, Sr Secured Notes, 14.000%, 3/15/2010                         $   3,750,000           1,284,375
===========================================================================================================================
                                                                                                                20,964,338
1.14    BUILDING PRODUCTS
        Schuler Homes, Sr Sub Exchange Notes, 10.500%, 7/15/2011                         $   3,000,000           3,015,000
===========================================================================================================================
8.44    CABLE & SATELLITE OPERATORS
        Adelphia Communications, Sr Notes(c)(d), 10.250%, 6/15/2011                      $   1,750,000             603,750
        Century Communications, Sr Notes(d)(e), 9.500%, 3/1/2005                         $     925,000             235,875
        Charter Communications Holdings LLC/Charter Communications
          Holdings Capital, Sr Notes, 8.250%, 4/1/2007                                   $   1,500,000           1,035,000
        EchoStar DBS, Sr Notes(a), 9.125%, 1/15/2009                                     $   1,500,000           1,462,500
        Renaissance Media Group LLC, Gtd Sr Discount Step-Up Notes,
          Zero Coupon(b), 4/15/2008                                                      $   3,498,000           2,973,300
        Star Choice Communications, Sr Secured Notes, 13.000%, 12/15/2005         CA     $  16,114,000          16,114,000
===========================================================================================================================
                                                                                                                22,424,425
6.18    CASINOS & GAMING
        Argosy Gaming, Sr Sub Notes, 9.000%, 9/1/2011                                    $   1,225,000           1,264,812
        Chumash Casino & Resort Enterprise, Sr Notes(a), 9.000%, 7/15/2010               $   1,700,000           1,751,000
        Hollywood Casino, Sr Secured Notes, 11.250%, 5/1/2007                            $   3,200,000           3,480,000
                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------
        Hollywood Park/Hollywood Park Operating, Sr Sub Notes,
          Series B, 9.500%, 8/1/2007                                                     $   1,700,000       $   1,547,000
        Mandalay Resort Group, Sr Notes, 9.500%, 8/1/2008                                $   1,000,000           1,082,500
        Park Place Entertainment, Sr Sub Notes, 8.125%, 5/15/2011                        $   3,615,000           3,673,744
        Penn National Gaming, Sr Sub Notes, Series B, 11.125%, 3/1/2008                  $   1,845,000           1,992,600
        Resorts International Hotel & Casino, 1st Mortgage, 11.500%, 3/15/2009           $   1,800,000           1,622,250
===========================================================================================================================
                                                                                                                16,413,906
0.47    CONSTRUCTION & FARM MACHINERY
        Terex Corp, Sr Sub Notes, 9.250%, 7/15/2011                                      $   1,260,000           1,237,950
===========================================================================================================================
0.86    DISTRIBUTORS
        Herbalife International, Sr Sub Notes(a), 11.750%, 7/15/2010                     $     425,000             420,750
        United Auto Group, Sr Sub Notes(a), 9.625%, 3/15/2012                            $   1,850,000           1,868,500
===========================================================================================================================
                                                                                                                 2,289,250
1.62    DIVERSIFIED CHEMICALS
        Huntsman International LLC, Sr Notes(a), 9.875%, 3/1/2009                        $   1,250,000           1,281,250
        Johnson Diversey, Sr Sub Notes(a), Series A, 9.625%, 5/15/2012                   $   1,000,000             990,000
        Lyondell Chemical, Gtd Sr Secured Notes
          11.125%, 7/15/2012                                                             $   1,000,000           1,030,000
          Series B, 9.875%, 5/1/2007                                                     $   1,000,000             990,000
===========================================================================================================================
                                                                                                                 4,291,250
1.95    DIVERSIFIED FINANCIAL SERVICES
        Madison River Capital LLC/Madison River Finance, Sr Notes,
          Series B, 13.250%, 3/1/2010                                                    $   8,500,000           5,185,000
===========================================================================================================================
3.18    ELECTRIC UTILITIES & REFUNDING
        Consumers Energy, 1st & Refunding Mortgage, 7.375%, 9/15/2023                    $   1,840,000           1,649,433
        Mission Energy Holding, Sr Secured Notes, 13.500%, 7/15/2008                     $   1,275,000             535,500
        Niagara Mohawk Power, 1st Mortgage, 9.750%, 11/1/2005                            $   5,375,000           6,265,595
===========================================================================================================================
                                                                                                                 8,450,528
1.00    ENVIRONMENTAL SERVICES
        Allied Waste North America, Gtd Sr Secured Notes, 8.875%, 4/1/2008               $     850,000             854,250
        IESI Corp, Sr Sub Notes(a), 10.250%, 6/15/2012                                   $     515,000             489,250
        Synagro Technologies, Sr Sub Notes(a), 9.500%, 4/1/2009                          $   1,280,000           1,318,400
===========================================================================================================================
                                                                                                                 2,661,900
0.49    FOOD DISTRIBUTORS
        Roundy's Inc, Sr Sub Notes(a), 8.875%, 6/15/2012                                 $   1,275,000           1,287,750
===========================================================================================================================
0.35    FOOD RETAIL
        Pathmark Stores, Gtd Sr Sub Notes, 8.750%, 2/1/2012                              $   1,000,000             940,000
===========================================================================================================================
0.28    FOREST PRODUCTS
        Pope & Talbot, Sr Notes(a), 8.375%, 6/1/2013                                     $     850,000             748,000
===========================================================================================================================
0.58    HEALTH CARE EQUIPMENT
        Advanced Medical Optics, Sr Sub Notes(a), 9.250%, 7/15/2010                      $   1,560,000           1,540,500
===========================================================================================================================
2.01    HEALTH CARE FACILITIES
        Extendicare Health Services, Sr Notes(a), 9.500%, 7/1/2010                       $   2,145,000           2,134,275
        Hanger Orthopedic Group, Sr Notes, 10.375%, 2/15/2009                            $   1,000,000           1,050,000
        United Surgical Partners Holdings, Sr Sub Notes, 10.000%, 12/15/2011             $   2,100,000           2,152,500
==========================================================================================================================
                                                                                                                 5,336,775

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

0.40    HEALTH CARE SUPPLIES
        Medquest Inc, Sr Sub Notes(a), 11.875%, 8/15/2012                                $   1,065,000       $   1,057,012
============================================================================================================================
0.37    HOMEBUILDING
        Standard Pacific, Sr Notes, 8.500%, 4/1/2009                                     $   1,000,000             980,000
============================================================================================================================
0.60    HOME FURNISHINGS
        Simmons Co, Sr Sub Notes, Series B, 10.250%, 3/15/2009                           $   1,500,000           1,593,750
============================================================================================================================
0.71    HOTELS
        Host Marriott LP, Sr Notes, Series I, 9.500%, 1/15/2007                          $   1,000,000           1,016,250
        John Q Hammons Hotels LP/John Q Hammons Hotels Finance III,
          1st Mortgage
            Series B, 8.875%, 5/15/2012                                                  $     900,000             873,000
============================================================================================================================
                                                                                                                 1,889,250
0.16    INDUSTRIAL MACHINERY
        JLG Industries, Sr Sub Notes(a), 8.375%, 6/15/2012                               $     450,000             432,000
============================================================================================================================
7.07    INTEGRATED TELECOMMUNICATION SERVICES
        Block Communications, Sr Sub Notes(a), 9.250%, 4/15/2009                         $   2,250,000           2,235,937
        CFW Communications, Sr Notes, 13.000%, 8/15/2010                                 $   7,250,000           2,718,750
        COLT Telecom Group PLC, Sr Discount Notes, 12.000%, 12/15/2006            UK     $   4,873,000           3,130,903
        Crown Castle International, Sr Notes, 9.375%, 8/1/2011                           $   4,500,000           2,812,500
        Diamond Cable Communications PLC, Sr Discount Notes
          11.750%(d)(f), 12/15/2005                                               UK     $   8,080,000           1,252,400
          10.750%(d)(f), 2/15/2007                                                UK     $   8,455,000           1,310,525
        Esprit Telecom Group PLC, Sr Notes(g), 11.500%, 12/15/2007                UK     $   8,250,000                 825
        GCI Inc, Sr Notes, 9.750%, 8/1/2007                                              $   2,600,000           2,002,000
        MetroNet Communications, Sr Discount Step-Up Notes, Zero
          Coupon(b), 6/15/2008                                                    CA     $  31,995,000           2,959,538
        NEXTLINK Communications LLC
          Sr Discount Step-Up Notes, Zero Coupon(b), 4/15/2008                           $  10,600,000             106,000
          Sr Notes
            10.750%(d), 11/15/2008                                                       $   5,650,000              56,500
            9.625%(d), 10/1/2007                                                         $   3,825,000              38,250
        NEXTLINK Communications LLC/NEXTLINK Capital, Sr Notes(d),
            12.500%, 4/15/2006                                                           $  16,065,000             160,650
===========================================================================================================================
                                                                                                                18,784,778
2.33    INTEGRATED TELECOMMUNICATION SERVICES -- LONG DISTANCE
        Esat Telecom Group PLC, Sr Notes, Series B, 11.875%, 12/1/2008            IE     $   4,000,000           4,683,904
        Qwest Corp, Notes(a), 8.875%, 3/15/2012                                          $   1,745,000           1,518,150
===========================================================================================================================
                                                                                                                 6,202,054
1.10    LEISURE FACILITIES
        Regal Cinemas, Sr Sub Notes(a), 9.375%, 2/1/2012                                 $   1,000,000           1,025,000
        Six Flags, Sr Notes, 8.875%, 2/1/2010                                            $   2,200,000           1,908,500
===========================================================================================================================
                                                                                                                 2,933,500
0.35    MANAGED HEALTH CARE
        Rotech Healthcare, Sr Sub Notes(a), 9.500%, 4/1/2012                             $   1,100,000             918,500
===========================================================================================================================
1.45    MOVIES & ENTERTAINMENT
        AMC Entertainment, Sr Sub Notes, 9.875%, 2/1/2012                                $   4,200,000           3,864,000
===========================================================================================================================
1.86    MULTI-UTILITIES
        Aquila Inc, Sr Notes(a), 11.875%, 7/1/2012                                       $   1,250,000             950,000

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

        Western Resources, Notes, 6.250%, 8/15/2018                                      $   4,105,000       $   3,981,604
===========================================================================================================================
                                                                                                                 4,931,604
2.62    OIL & GAS DRILLING
        Pride International, Sr Notes, 10.000%, 6/1/2009                                 $   6,500,000           6,955,000
===========================================================================================================================
1.37    OIL & GAS EQUIPMENT & SERVICES
        Gulfmark Offshore, Gtd Sr Notes, 8.750%, 6/1/2008                                $   3,600,000           3,636,000
===========================================================================================================================
2.91    OIL & GAS EXPLORATION & PRODUCTION
        Comstock Resources, Sr Notes(a), 11.250%, 5/1/2007                               $   2,000,000           2,060,000
        Forest Oil, Sr Notes, 8.000%, 6/15/2008                                          $   2,995,000           3,054,900
        Parker & Parsley Petroleum, Sr Notes, 8.875%, 4/15/2005                          $   2,550,000           2,626,554
===========================================================================================================================
                                                                                                                 7,741,454
1.28    OIL & GAS REFINING & MARKETING
        Tesoro Petroleum, Sr Sub Notes(a), 9.625%, 4/1/2012                              $   2,350,000           1,727,250
        Vintage Petroleum, Sr Notes, 8.250%, 5/1/2012                                    $   1,685,000           1,685,000
===========================================================================================================================
                                                                                                                 3,412,250
1.57    PAPER PACKAGING
        Appleton Papers, Sr Sub Notes, Series B, 12.500%, 12/15/2008                     $   2,350,000           2,432,250
        Graphic Packaging, Gtd Sr Sub Notes(a), 8.625%, 2/15/2012                        $   1,700,000           1,725,500
===========================================================================================================================
                                                                                                                 4,157,750
0.94    PAPER PRODUCTS
        Bear Island Paper LLC/Bear  Island  Finance II, Sr Secured  Notes,
          Series B, 10.000%, 12/1/2007                                                   $   2,200,000           1,848,000
        Georgia-Pacific Corp, Notes, 8.125%, 5/15/2011                                   $     700,000             640,500
===========================================================================================================================
                                                                                                                 2,488,500
0.79    PERSONAL PRODUCTS
        Alderwoods Group, Gtd Notes, 12.250%, 1/2/2009                                   $   2,140,000           2,097,200
===========================================================================================================================
0.85    PHARMACEUTICALS
        aaiPharma Inc, Gtd Sr Sub Notes, 11.000%, 4/1/2010                               $   2,550,000           2,256,750
===========================================================================================================================
0.91    PUBLISHING & PRINTING
        Mail-Well Inc, Sr Notes(a), 9.625%, 3/15/2012                                    $   2,275,000           1,569,750
        PRIMEDIA Inc, Sr Notes, 10.250%, 6/1/2004                                        $   1,000,000             850,000
===========================================================================================================================
                                                                                                                 2,419,750
0.58    REAL ESTATE INVESTMENT TRUSTS
        Ventas Realty LP/Ventas Capital, Sr Notes, 8.750%, 5/1/2009                      $   1,525,000           1,540,250
===========================================================================================================================
0.38    REAL ESTATE MANAGEMENT & DEVELOPMENT
        Corrections Corp of America, Sr Notes(a), 9.875%, 5/1/2009                       $   1,000,000           1,020,000
===========================================================================================================================
1.09    SPECIALTY CHEMICALS
        IMC Global, Sr Notes, 11.250%, 6/1/2011                                          $   1,450,000           1,566,000
        Millennium America, Sr Notes(a), 9.250%, 6/15/2008                               $   1,285,000           1,336,400
===========================================================================================================================
                                                                                                                 2,902,400
2.44    SPECIALTY STORES
        Cole National Group, Sr Sub Notes, 8.875%, 5/15/2012                             $     900,000             891,000
        United Rentals, Gtd Sr Sub Notes, Series B, 8.800%, 8/15/2008                    $   6,035,000           5,597,463
===========================================================================================================================
                                                                                                                 6,488,463

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

0.98    STEEL
        Alltrista Corp, Sr Sub Notes(a), 9.750%, 5/1/2012                                $   1,550,000       $   1,503,500
        Steel Dynamics, Sr Notes(a), 9.500%, 3/15/2009                                   $   1,065,000           1,091,625
===========================================================================================================================
                                                                                                                 2,595,125
0.34    TEXTILES
        Collins & Aikman Floorcoverings, Sr Sub Notes(a), 9.750%, 2/15/2010              $     900,000             901,125
===========================================================================================================================
3.04    WIRELESS TELECOMMUNICATION SERVICES
        McCaw International Ltd, Sr Discount Notes(g), 13.000%, 4/15/2007                $   7,200,000             108,000
        Nextel Communications, Sr Serial Notes
          9.500%, 2/1/2011                                                               $     800,000             608,000
          9.375%, 11/15/2009                                                             $   1,305,000           1,017,900
        Nextel International, Sr Notes(d), 12.750%, 8/1/2010                             $   6,000,000              90,000
        Rural Cellular, Sr Sub Notes, 9.750%, 1/15/2010                                  $   3,425,000           1,935,125
        UbiquiTel Operating, Sr Sub Discount Step-Up Notes, Zero
          Coupon(b), 4/15/2010                                                           $   3,800,000             266,000
        US Unwired, Gtd Sr Sub Discount Step-Up Notes, Series B,
          Zero Coupon(b), 11/1/2009                                                      $   4,575,000           1,052,250
        VoiceStream Wireless, Sr Notes, 10.375%, 11/15/2009                              $   2,999,000           2,999,000
===========================================================================================================================
                                                                                                                 8,076,275
        TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $355,822,113)                                            220,008,800
===========================================================================================================================
0.07    COMMON STOCKS & WARRANTS
0.00    BROADCASTING -- RADIO/TV
        XM Satellite Radio Warrants(a)(h)(Exp 2010)                                              3,750               2,250
===========================================================================================================================
0.06    INTEGRATED TELECOMMUNICATION SERVICES
        Focal Communications(h)                                                                132,775             135,430
        McLeodUSA Inc Class A Warrants(h)(i)(Exp 2007)                                         117,164              10,545
===========================================================================================================================
                                                                                                                   145,975
0.01    INTEGRATED TELECOMMUNICATION SERVICES -- LONG DISTANCE
        Ntelos Inc Warrants(a)(h)(Exp 2010)                                                     16,500              30,937
        STARTEC Global Communications Warrants(h)(Exp 2008)                                      3,850                  38
===========================================================================================================================
                                                                                                                    30,975
0.00    INTERNET SOFTWARE & SERVICES
        Wam!Net Warrants(a)(h)(Exp 2005)                                                        17,100                 171
===========================================================================================================================
        TOTAL COMMON STOCKS & WARRANTS (COST $10,250,464)                                                          179,371
===========================================================================================================================
5.01    PREFERRED STOCKS
0.00    ALTERNATIVE CARRIERS
        Global Crossing Holdings Ltd, Sr Exchangeable Pfd(j), 10.500%             BD            76,011                 760
        Global Crossing Ltd, Conv Pfd(j), 6.750%                                  BD            23,750               1,187
===========================================================================================================================
                                                                                                                     1,947
0.20    BROADCASTING -- RADIO/TV
        Cumulus Media, Exchangeable Pfd, Series A Shrs(k), 13.750%                                 500             537,500
===========================================================================================================================
0.09    INTEGRATED TELECOMMUNICATION SERVICES
        McLeodUSA Inc, Conv Pfd, Series A Shrs(h)(i), 2.500%                                    52,873             117,907
        XO Communications, Sr Exchangeable Pfd, 14.000%                                        110,675             110,675
===========================================================================================================================
                                                                                                                   228,582

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

0.81    MOVIES & ENTERTAINMENT
        CSC Holdings
          Conv Pfd, Series H Shrs, 11.750%                                                      18,000       $   1,098,000
          Pfd, Series M Shrs, 11.125%                                                           17,750           1,065,000
===========================================================================================================================
                                                                                                                 2,163,000
0.07    TEXTILES
        Anvil Holdings, Sr Exchangeable Pfd, Series B Shrs, 13.000%                             10,866             195,588
===========================================================================================================================
3.84    WIRELESS TELECOMMUNICATION SERVICES
        Nextel Communications, Exchangeable Pfd, Series E Shrs(k), 11.125%                      19,250          10,202,500
===========================================================================================================================
        TOTAL PREFERRED STOCKS (COST $35,733,101)                                                               13,329,117
===========================================================================================================================
0.73    OTHER SECURITIES -- ELECTRIC UTILITIES
        Alliant Energy Resources, Sr Sub Exchangeable Step-Down
          Notes(a), PAY PHONES(l) 7.250%(m), 2/1/2030 (Each shr
          exchangeable for 2.5 shrs McLeodUSA Inc(i) cmn stk)
          (Cost $5,031,000)                                                                     76,000           1,947,500
===========================================================================================================================
10.30   SHORT-TERM INVESTMENTS
0.71    CORPORATE BONDS
0.38    ENVIRONMENTAL SERVICES
        Browning-Ferris Industries, Sr Notes, 6.100%, 1/15/2003                          $   1,000,000             995,066
===========================================================================================================================
0.33    MULTI-UTILITIES
        AES Corp, Sr Notes, 8.750%, 12/15/2002                                           $   1,000,000             880,000
===========================================================================================================================
          TOTAL CORPORATE BONDS (Amortized Cost $1,911,981)                                                      1,875,066
===========================================================================================================================
9.59    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street dated 8/30/2002
          due 9/3/2002 at 1.810%, repurchased at $5,489,104
          (Collateralized by Fannie Mae, Benchmark Notes, due
          11/17/2011 at 5.000%, value $5,599,813)                                        $   5,488,000           5,488,000
        Repurchase Agreement with State Street dated 8/30/2002
          due 9/3/2002 at 1.810%, repurchased at $20,004,022
          (Collateralized by Federal Home Loan Bank, Notes, due
          5/14/2004 at 3.375%, value $20,413,498)                                        $  20,000,000          20,000,000
===========================================================================================================================
          TOTAL REPURCHASE AGREEMENTS (Cost $25,488,000)                                                        25,488,000
===========================================================================================================================
        TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $27,399,981)                                               27,363,066
===========================================================================================================================
98.93   TOTAL INVESTMENTS AT VALUE
        (Amortized Cost $434,236,659)                                                                          262,827,854
===========================================================================================================================
1.07    OTHER ASSETS LESS LIABILITIES                                                                            2,831,377
===========================================================================================================================
100.00  NET ASSETS AT VALUE                                                                                  $ 265,659,231
===========================================================================================================================

SELECT INCOME FUND
94.69   FIXED INCOME SECURITIES
8.55    US GOVERNMENT OBLIGATIONS
        US Treasury Notes, 5.750%, 8/15/2010 (Amortized Cost $25,796,781)                $  25,000,000       $  28,074,225
===========================================================================================================================
17.70   US GOVERNMENT AGENCY OBLIGATIONS
        Fannie Mae, Gtd Mortgage Pass-Thru Certificates, 6.000%, 2/1/2017                $   9,366,836           9,700,340

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

        Freddie Mac, Gold, Participation Certificates
          6.000%, 2/1/2017                                                               $  14,402,162       $  14,910,447
          6.000%, 4/1/2017                                                               $  13,956,998          14,449,573
          5.500%, 12/1/2016                                                              $  18,622,387          19,064,930
===========================================================================================================================
          TOTAL US GOVERNMENT AGENCY OBLIGATIONS (Amortized Cost $56,252,476)                                   58,125,290
===========================================================================================================================
0.32    ASSET BACKED SECURITIES -- AIRLINES
        Delta Air Lines, Pass-Thru Certificates, Series 2002-1,
          Class C, 7.779%, 1/2/2012 (Cost $1,050,000)                                    $   1,050,000           1,031,878
===========================================================================================================================
68.12   CORPORATE BONDS
6.11    AUTOMOBILE MANUFACTURERS
        Auburn Hills Trust, Gtd Exchangeable Certificates, 12.375%, 5/1/2020             $   9,500,000          14,347,603
        Ford Motor Credit, Global Landmark Securities, 7.250%, 10/25/2011                $   3,900,000           3,748,848
        General Motors Acceptance, Sr Notes, 7.000%, 2/1/2012                            $   1,975,000           1,979,841
===========================================================================================================================
                                                                                                                20,076,292
10.28   BROADCASTING -- RADIO/TV
        Chancellor Media of Los Angeles
          Gtd Sr Sub Notes, Series B, 8.750%, 6/15/2007                                  $   8,000,000           8,010,000
          Sr Sub Notes, Series B, 8.125%, 12/15/2007                                     $  19,595,000          19,423,544
        Clear Channel Communications, Sr Notes, 6.000%, 11/1/2006                        $   2,500,000           2,410,215
        Fox Family Worldwide, Sr Notes, 9.250%, 11/1/2007                                $   3,750,000           3,918,750
===========================================================================================================================
                                                                                                                33,762,509
0.51    CABLE & SATELLITE OPERATORS
        Century Communications, Sr Notes(d)(e), 9.500%, 3/1/2005                         $     900,000             229,500
        EchoStar DBS, Sr Notes(a), 9.125%, 1/15/2009                                     $   1,500,000           1,462,500
===========================================================================================================================
                                                                                                                 1,692,000
0.95    CASINOS & GAMING
        Argosy Gaming, Sr Sub Notes, 9.000%, 9/1/2011                                    $   1,475,000           1,522,937
        Penn National Gaming, Sr Sub Notes, Series B, 11.125%, 3/1/2008                  $   1,475,000           1,593,000
===========================================================================================================================
                                                                                                                 3,115,937
0.44    CONSTRUCTION & FARM MACHINERY
        Terex Corp, Sr Sub Notes, 9.250%, 7/15/2011                                      $   1,465,000           1,439,363
===========================================================================================================================
0.35    CONSUMER FINANCE
        Household Finance, Notes, 5.750%, 1/30/2007                                      $   1,150,000           1,149,002
===========================================================================================================================
0.56    DIVERSIFIED FINANCIAL SERVICES
        Verizon Global Funding, Notes, 6.875%, 6/15/2012                                 $   1,890,000           1,829,148
===========================================================================================================================
25.12   ELECTRIC UTILITIES
        Cleveland Electric Illuminating
          1st Mortgage, Series B, 9.500%, 5/15/2005                                      $   4,477,000           4,501,471
          Secured Notes, Series D, 7.880%, 11/1/2017                                     $   4,000,000           4,220,544
        CMS Energy, Sr Notes, Series B, 6.750%, 1/15/2004                                $   4,900,000           4,067,000
        Commonwealth Edison, 1st Mortgage
          Series 83, 8.000%, 5/15/2008                                                   $   6,100,000           7,195,499
          Series 86, 8.375%, 9/15/2022                                                   $   3,250,000           3,366,909
        Consumers Energy, 1st & Refunding Mortgage, 7.375%, 9/15/2023                    $   5,950,000           5,333,764
        Duquesne Light, 1st Collateral Trust, 7.550%, 6/15/2025                          $   5,580,000           5,650,520
        El Paso Electric, 1st Mortgage, Series D, 8.900%, 2/1/2006                       $   4,755,000           4,910,417
        Metropolitan Edison, Secured Medium-Term Notes, Series B,
          6.970%, 10/19/2023                                                             $   3,500,000           3,069,927
        New York State Electric & Gas, 1st Mortgage, 8.300%, 12/15/2022                  $   4,800,000           4,992,907

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

        Niagara Mohawk Power, 1st Mortgage, 9.750%, 11/1/2005                            $   4,232,000       $   4,933,208
        Pacific Gas & Electric, 1st Refunding Mortgage, Series 92D,
          8.250%, 11/1/2022                                                              $   2,223,000           2,067,390
        Pennsylvania Power, 1st Mortgage, 8.500%, 7/15/2022                              $   2,000,000           2,032,906
        Potomac Edison, 1st Mortgage, 8.000%, 12/1/2022                                  $   5,200,000           5,391,121
        Public Service of New Mexico, Sr Notes
          Series A, 7.100%, 8/1/2005                                                     $  11,375,000          12,110,360
          Series B, 7.500%, 8/1/2018                                                     $   1,000,000           1,012,286
        Texas Utilities Electric, 1st Mortgage & Collateral Trust
          8.750%, 11/1/2023                                                              $   5,000,000           5,234,925
          7.625%, 7/1/2025                                                               $     348,000             354,047
        Toledo Edison, Secured Medium-Term Notes, Series A, 9.220%,
          12/15/2021                                                                     $   1,975,000           2,034,967
===========================================================================================================================
                                                                                                                82,480,168
0.10    ENVIRONMENTAL SERVICES
        IESI Corp, Sr Sub Notes(a), 10.250%, 6/15/2012                                   $     360,000             342,000
===========================================================================================================================
0.73    FOOD RETAIL
        Safeway Inc, Notes, 3.800%, 8/15/2005                                            $   2,390,000           2,391,264
===========================================================================================================================
0.62    GAS UTILITIES
        Consolidated Natural Gas, Sr Notes, Series B, 5.375%, 11/1/2006                  $   1,980,000           2,033,290
===========================================================================================================================
0.28    HEALTH CARE EQUIPMENT
        Advanced Medical Optics, Sr Sub Notes(a), 9.250%, 7/15/2010                      $     950,000             938,125
===========================================================================================================================
1.03    HEALTH CARE FACILITIES
        Tenet Healthcare, Sr Notes, 6.500%, 6/1/2012                                     $     815,000             861,251
        United Surgical Partners Holdings, Sr Sub Notes, 10.000%, 12/15/2011             $   2,450,000           2,511,250
===========================================================================================================================
                                                                                                                 3,372,501
1.36    HOTELS
        Hilton Hotels, Sr Notes, 7.200%, 12/15/2009                                      $   3,650,000           3,456,871
        Host Marriott LP, Sr Notes, Series I, 9.500%, 1/15/2007                          $   1,000,000           1,016,250
===========================================================================================================================
                                                                                                                 4,473,121
0.39    INDUSTRIAL GASES
        Praxair Inc, Notes, 4.750%, 7/15/2007                                            $   1,225,000           1,266,202
===========================================================================================================================
0.11    INDUSTRIAL MACHINERY
        JLG Industries, Sr Sub Notes(a), 8.375%, 6/15/2012                               $     375,000             360,000
===========================================================================================================================
1.90    INTEGRATED OIL & GAS
        Marathon Oil, Notes, 5.375%, 6/1/2007                                            $   1,000,000           1,042,090
        Texaco Capital, Gtd Notes, 5.500%, 1/15/2009                                     $   4,900,000           5,201,835
===========================================================================================================================
                                                                                                                 6,243,925
1.99    INTEGRATED TELECOMMUNICATION SERVICES
        COLT Telecom Group PLC, Sr Discount Notes, 12.000%, 12/15/2006                   $   2,070,000           1,329,975
        Esprit Telecom Group PLC, Sr Notes(g), 11.500%, 12/15/2007                       $   1,500,000                 150
        MetroNet Communications, Sr Discount Step-Up Notes, Zero
          Coupon(b), 6/15/2008                                                           $  40,880,000           3,781,400
        NEXTLINK Communications LLC/NEXTLINK Capital, Sr Notes(d),
          12.500%, 4/15/2006                                                             $   4,915,000              49,150
        Verizon Maryland, Deb, Series A, 6.125%, 3/1/2012                                $   1,410,000           1,378,814
===========================================================================================================================
                                                                                                                 6,539,489
4.84    INTEGRATED TELECOMMUNICATION SERVICES -- LONG DISTANCE
        Esat Telecom Group PLC, Sr Notes, Series B, 11.875%, 12/1/2008                   $   4,800,000           5,620,685
        Sprint Capital, Gtd Notes, 7.625%, 1/30/2011                                     $   4,675,000           3,940,899
                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------
        Teleglobe Inc, Gtd Deb(d), 7.700%, 7/20/2029                                     $   7,800,000       $     117,000
        US WEST Communications, Notes, 5.650%, 11/1/2004                                 $   7,125,000           6,198,750
===========================================================================================================================
                                                                                                                15,877,334
0.58    MOVIES & ENTERTAINMENT
        AOL Time Warner, Notes
          6.875%, 5/1/2012                                                               $   1,695,000           1,527,086
          6.750%, 4/15/2011                                                              $     400,000             365,018
===========================================================================================================================
                                                                                                                 1,892,104
1.87    MULTI-UTILITIES
        Aquila Inc, Sr Notes(a), 11.875%, 7/1/2012                                       $   1,595,000           1,212,200
        Avista Corp, 1st Mortgage, 7.750%, 1/1/2007                                      $   3,000,000           3,031,380
        Western Resources, Sr Notes, 7.125%, 8/1/2009                                    $   2,194,000           1,896,744
===========================================================================================================================
                                                                                                                 6,140,324
0.51    OIL & GAS EXPLORATION & PRODUCTION
        Parker & Parsley Petroleum, Sr Notes, 8.250%, 8/15/2007                          $   1,665,000           1,680,383
===========================================================================================================================
0.55    OIL & GAS REFINING & MARKETING
        Vintage Petroleum, Sr Notes, 8.250%, 5/1/2012                                    $   1,800,000           1,800,000
===========================================================================================================================
1.51    PAPER PACKAGING
        Appleton Papers, Sr Sub Notes, Series B, 12.500%, 12/15/2008                     $     790,000             817,650
        Chesapeake Corp, Deb, 7.200%, 3/15/2005                                          $   4,400,000           4,136,000
===========================================================================================================================
                                                                                                                 4,953,650
0.15    PAPER PRODUCTS
        Georgia-Pacific Corp, Notes, 8.125%, 5/15/2011                                   $     535,000             489,525
===========================================================================================================================
0.58    PUBLISHING & PRINTING
        Mail-Well Inc, Sr Notes(a), 9.625%, 3/15/2012                                    $   2,740,000           1,890,600
===========================================================================================================================
0.38    RAILROADS
        Burlington Northern Santa Fe, Notes, 5.900%, 7/1/2012                            $   1,205,000           1,259,670
===========================================================================================================================
0.56    REAL ESTATE INVESTMENT TRUSTS
        Ventas Realty LP/Ventas Capital, Sr Notes, 8.750%, 5/1/2009                      $   1,825,000           1,843,250
===========================================================================================================================
0.48    SPECIALTY CHEMICALS
        IMC Global, Sr Notes, 11.250%, 6/1/2011                                          $   1,450,000           1,566,000
===========================================================================================================================
0.29    STEEL
        Alltrista Corp, Sr Sub Notes(a), 9.750%, 5/1/2012                                $     985,000             955,450
===========================================================================================================================
2.99    WIRELESS TELECOMMUNICATION SERVICES
        AT&T Wireless Services, Sr Serial Notes
          8.125%, 5/1/2012                                                               $   2,495,000           2,133,225
          6.875%, 4/18/2005                                                              $   1,500,000           1,350,000
        Nextel Communications, Sr Serial Notes, 9.375%, 11/15/2009                       $   3,205,000           2,499,900
        Rogers Cantel, Sr Secured Deb, 9.750%, 6/1/2016                                  $   1,325,000             834,750
        VoiceStream Wireless, Sr Notes, 10.375%, 11/15/2009                              $   3,000,000           3,000,000
===========================================================================================================================
                                                                                                                 9,817,875
          TOTAL CORPORATE BONDS (Amortized Cost $277,365,626)                                                  223,670,501
===========================================================================================================================
        TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $360,464,883)                                            310,901,894
===========================================================================================================================

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

0.00    WARRANTS
0.00    INTEGRATED TELECOMMUNICATION SERVICES
        McLeodUSA Inc Class A Warrants(h)(i) (Exp 2007)                                         17,844       $       1,606
===========================================================================================================================
0.00    INTEGRATED TELECOMMUNICATION SERVICES -- LONG DISTANCE
        Ntelos Inc Warrants(a)(h) (Exp 2010)                                                     3,750               7,031
===========================================================================================================================
        TOTAL WARRANTS (COST $48,851)                                                                                8,637
===========================================================================================================================
0.28    PREFERRED STOCKS
0.00    ALTERNATIVE CARRIERS
        Global Crossing Ltd, Conv Pfd(j), 6.750%                                                 9,000                 450
===========================================================================================================================
0.01    INTEGRATED TELECOMMUNICATION SERVICES
        McLeodUSA Inc, Conv Pfd, Series A Shrs(h)(i), 2.500%                                     8,052              17,956
===========================================================================================================================
0.27    MOVIES & ENTERTAINMENT
        CSC Holdings, Conv Pfd, Series H Shrs, 11.750%                                          14,600             890,600
===========================================================================================================================
        TOTAL PREFERRED STOCKS (COST $3,080,312)                                                                   909,006
===========================================================================================================================
0.24    OTHER SECURITIES -- ELECTRIC UTILITIES
        Alliant Energy Resources, Sr Sub Exchangeable Step-Down Notes(a),
          PAY PHONES(l) 7.250%(m), 2/15/2030 (Each shr exchangeable for
          2.5 shrs McLeodUSA Inc(i) cmn stk) (Cost $1,873,125)                                  30,000             768,750
===========================================================================================================================
3.40    SHORT-TERM INVESTMENTS
1.16    CORPORATE BONDS
0.09    CABLE & SATELLITE OPERATORS
        Adelphia Communications, Sr Notes(c)(d), 9.250%, 10/1/2002                       $     850,000             282,625
===========================================================================================================================
1.07    MULTI-UTILITIES
        AES Corp, Sr Notes, 8.750%, 12/15/2002                                           $   4,000,000           3,520,000
===========================================================================================================================
          TOTAL CORPORATE BONDS (Amortized Cost $4,821,574)                                                      3,802,625
===========================================================================================================================
2.24    REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street dated 8/30/2002 due
          9/3/2002 at 1.810%, repurchased at $7,367,481 (Collateralized by Fannie Mae, Benchmark Notes, due 11/17/2011 at 5.000%, value
          $7,513,189) (Cost $7,366,000)                                                  $   7,366,000           7,366,000
===========================================================================================================================
        TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $12,187,574)                                               11,168,625
===========================================================================================================================
98.61   TOTAL INVESTMENTS AT VALUE
        (Amortized Cost $377,654,745)                                                                          323,756,912
===========================================================================================================================
1.39    OTHER ASSETS LESS LIABILITIES                                                                            4,571,383
===========================================================================================================================
100.00  NET ASSETS AT VALUE                                                                                  $ 328,328,295
===========================================================================================================================

TAX-FREE BOND FUND
96.75   MUNICIPAL BONDS
1.22    ALABAMA
        Jefferson Cnty, Alabama (FSA Insured), Ltd Oblig School Warrants,
          Series 2000, 5.500%, 2/15/2020                                                 $   1,250,000       $   1,327,550

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

        Lauderdale Cnty & Florence City Hlth Care Auth, Alabama
          (Coffee Health Group) (MBIA Insured), Rev, Series 2000-A,
          6.000%, 7/1/2029                                                               $   1,000,000       $   1,092,020
===========================================================================================================================
                                                                                                                 2,419,570
1.12    ALASKA
        Alaska Hsg Fin (MBIA Insured), State Bldg Lease, Series 1999,
          5.750%, 4/1/2017                                                               $   2,000,000           2,118,060
        Alaska Indl Dev & Export Auth, Ref Revolving Fund,  Series 1994A,
          Lots 1-29,  5.700%, 4/1/2004                                                   $      85,000              89,992
===========================================================================================================================
                                                                                                                 2,208,052
2.20    ARIZONA
        Arizona Edl Ln Mktng (Student Lns Insured), Edl Ln Rev,
          Series 1992B, 7.000%, 3/1/2005                                                 $   1,000,000           1,017,050
        Phoenix Civic Impt, Arizona (FGIC Insured), Jr Lien Wastewtr
          System Rev, Series 2000, 5.700%,
            7/1/2008                                                                     $   1,055,000           1,199,925
            7/1/2009                                                                     $   1,275,000           1,458,906
        Pima Cnty Indl Dev Auth, Arizona (Radisson City Ctr Hotel Proj),
          Ref Rev, 6.500%,
            12/1/2007                                                                    $     325,000             329,469
            12/1/2008                                                                    $     345,000             350,630
===========================================================================================================================
                                                                                                                 4,355,980
0.26    ARKANSAS
        North Little Rock Hlth Facils Brd, Arkansas (Baptist Hlth),
          Hlth Care Rev,  Series 2001, 5.700%, 7/1/2022                                  $     500,000             517,295
===========================================================================================================================
1.71    CALIFORNIA
        Big Bear Lake Dept of Wtr & Pwr, California (MBIA Insured),
          Wtr Rev Ref, Series 1996, 6.000%, 4/1/2022                                     $   2,000,000           2,356,180
        Los Angeles Cmnty Redev Agy, California (Cinerama Dome Pub
          Pkg Proj) (ACA Insured), Pkg System Rev, Series 2000A, 5.750%,
          7/1/2026                                                                       $   1,000,000           1,038,620
===========================================================================================================================
                                                                                                                 3,394,800
1.20    COLORADO
        Clear Creek Cnty, Colorado (School Dist RE-1) (FSA Insured),
          Gen Oblig Ref, Series 2002, 5.000%, 12/1/2019                                  $     500,000             520,925
        El Paso Cnty,  Colorado (El Paso Cnty School Dist #2 - Harrison)
          (FGIC  Insured),  Gen Oblig, Series 2001, 5.250%, 12/1/2026                    $   1,000,000           1,025,180
        Montrose  Cnty Bldg Auth, Colorado, Ctfs of Participation,
          Series  1994,  6.350%, 6/15/2006                                               $     300,000             322,053
        Univ of Colorado Hosp Auth, Rev, Series 2001A, 5.600%, 11/15/2031                $     500,000             508,785
===========================================================================================================================
                                                                                                                 2,376,943
0.62    DISTRICT OF COLUMBIA
        District of Columbia, Gen Oblig Ref, Series 1994A-3, 5.200%,
          6/1/2003                                                                       $      10,000              10,286
        District of Columbia (George Washington Univ Issue) (MBIA
          Insured), Univ Rev, Series 2001A, 5.125%, 9/15/2031                            $   1,000,000           1,002,680
        District of Columbia (Mandarin Oriental Hotel Proj) (FSA
          Insured), Tax Increment Rev, Series 2002, 5.250%, 7/1/2022                     $     200,000             205,770
===========================================================================================================================
                                                                                                                 1,218,736
0.62    FLORIDA
        Escambia Cnty Hlth Care Facils Auth, Florida (VHA Prog) (AMBAC
          Insured),  Hlth Care Facil Rev, Series 2000A, 5.950%, 7/1/2020                 $   1,000,000           1,152,370
        Miami Beach Redev Agency, Florida (City Ctr/Historic Convention Vlg),
          Tax Increment Rev, Series 1993, 5.100%, 12/1/2003                              $      80,000              83,047
===========================================================================================================================
                                                                                                                 1,235,417
1.04    GEORGIA
        Gwinnett Cnty Wtr & Sewerage Auth, Georgia, Rev, Series 2002,
          5.250%, 8/1/2024                                                               $   2,000,000           2,064,520
===========================================================================================================================

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

7.99    ILLINOIS
        Boone McHenry & DeKalb Cntys, Illinois (Cmnty Unit School Dist
          #100 (Belvidere))(FSA Insured), Gen Oblig, Series 1997, Cap
          Appreciation Rev, 12/1/2010                                                    $  2,720,000        $   1,960,902
        Chicago, Illinois (AMBAC Insured), Gen Oblig, Ref Rev, Series
          1993B, 5.125%, 1/1/2022                                                        $  2,565,000            2,682,374
        Chicago,  Illinois (FGIC Insured),  Gen Oblig,  Proj & Ref Rev,
          Series 2000C,  5.500%, 1/1/2040                                                $  1,000,000            1,031,110
        Chicago, Illinois (Peoples Gas Light & Coke), Gas Supply Rev,
          1st & Ref Mtg, Medium-Term Notes, Series CC, 6.875%, 3/1/2015                  $  2,875,000            2,974,993
        Illinois Dept Cent Mgmt Svcs (MBIA Insured), Ctfs of Participation,
          Series  1999, 5.850%, 7/1/2019                                                 $  1,750,000            1,900,500
        Illinois Dev Fin Auth (Catholic  Charities Hsg Dev Proj), Rev,
          Series 1995,  6.350%, 1/1/2025                                                 $  1,500,000            1,497,765
        Illinois Edl Facils Auth (Robert Morris College) (MBIA  Insured),
          Rev,  Series 2000, 5.750%, 6/1/2020                                            $  1,305,000            1,397,512
        Metro Pier & Exposition Auth, Illinois (McCormick Pl Expansion
          Proj) (MBIA Insured), Series 2002A, 5.000%, 12/15/2028                         $  1,000,000              994,330
        Will Cnty, Illinois (School Dist #122) (FSA Insured), Gen Oblig,
          Series 2000A, 6.500%, 11/1/2014                                                $  1,165,000            1,384,090
===========================================================================================================================
                                                                                                                15,823,576
11.78   INDIANA
        DeKalb Cnty Redev Auth, Indiana (Mini-Mill Loc Pub Impt Proj), Rev,
          Series A 1995, 6.500%, 1/15/2014                                               $    900,000              968,031
        Greencastle Multi-School Building, Indiana (Putnam Cnty) (FGIC
          Insured), 1st Mtg Ref, Series 2002, 5.000%, 1/10/2024                          $  1,500,000            1,503,585
        Hamilton Southeastern Cumberland Campus School Bldg, Indiana
          (Hamilton Cnty) (AMBAC Insured), 1st Mtg, Series 2001, 5.125%,
          1/15/2023                                                                      $  1,000,000            1,013,170
        Indiana Bd Bank (Hendricks Cmnty Fing Hosp Prog) (AMBAC Insured),
          Special Prog Rev, Series 2002D, 5.250%, 4/1/2026                               $    500,000              508,390
        Indiana Transn Fin Auth, Airport Facils Lease Rev, Series A,
          6.750%, 11/1/2011                                                              $  1,500,000            1,542,810
        Indianapolis,  Indiana (MBIA Insured), Thermal Energy System Rev,
          Series  2001A, 5.000%, 10/1/2011                                               $  2,500,000            2,739,275
        Mt Vernon of Hancock Cnty Multi-School Bldg, Indiana (Hancock Cnty),
          1st Mtg, Series 2001A, 5.450%, 7/15/2022                                       $  1,000,000            1,032,750
        Northern Wells Cmnty School Bldg, Indiana (Wells Cnty)
          (FGIC Insured), 1st Mtg, Series 2002, 5.400%, 7/15/2023                        $    500,000              519,900
        Petersburg, Indiana (Indiana Pwr & Light Proj), PCR Ref, Series
           1991, 5.750%, 8/1/2021                                                        $  1,500,000            1,420,005
           (MBIA Insured), PCR Ref, Series 1993B, 5.400%, 8/1/2017                       $  9,850,000           10,997,525
        St Joseph Cnty Hosp Auth, Indiana (Memorial Hlth System)
          (AMBAC Insured),  Hlth System Rev, Series 2000, 5.625%, 8/15/2033              $  1,000,000            1,084,930
===========================================================================================================================
                                                                                                                23,330,371
0.53    KANSAS
        Overland Park Dev, Kansas (Overland Park Convention Ctr
          Hotel Proj), 1st Tier Rev, Series 2000A, 7.375%, 1/1/2032                      $  1,000,000            1,042,200
===========================================================================================================================
5.53    LOUISIANA
        Lafayette, Louisiana (FGIC Insured), Pub Impt Sales Tax Rev,
          Series 2000A,  5.500%, 3/1/2023                                                $  1,000,000            1,054,150
        Louisiana Loc Govt Envir Facils Cmnty Dev Auth, (Bossier Parish
          Cmnty  College-Campus Facils Proj)(MBIA Insured), Rev, Series
          2002, 5.125%, 12/1/2024                                                        $  1,000,000            1,012,760
        Louisiana Loc Govt Envir Facils Cmnty Dev Auth, (Cap Proj & Equip
          Acquisition  Prog), Rev, (ACA Insured), Series 2000, 6.550%,
          9/1/2025                                                                       $  6,000,000            6,674,400
          (AMBAC Insured), Series 2000A, 6.300%, 7/1/2030                                $  1,000,000            1,167,700
          (Parking Facils Garage Proj) (AMBAC Insured), Rev, Series 2001A,
          5.200%, 10/1/2020                                                              $    760,000              789,678
        Louisiana Pub Facils Auth (Dillard Univ Proj) (AMBAC Insured),
          Subordinate Rev, Series 2002B, 5.300%, 8/1/2026                                $    250,000              256,265
===========================================================================================================================
                                                                                                                10,954,953
0.25  MARYLAND
      Anne Arundel Cnty, Maryland (Parole Town Ctr Proj), Tax Increment Fing,
        Series 2002, 5.000%, 7/1/2012                                                    $    500,000              502,575
===========================================================================================================================

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

5.89    MASSACHUSETTS
        Boston Wtr & Swr Commn, Massachusetts (MBIA Insured), Gen Rev,
          1993, Sr Series A, 5.250%, 11/1/2019                                           $   5,385,000       $   5,870,673
        Commonwealth of Massachusetts, Gen Oblig, Cons Ln of 2000,
          Series A, 5.750%, 2/1/2009                                                     $     785,000             896,658
        Massachusetts Dev Fin Agency (Boston Univ Issue) (Instn Insured),
          Rev, Series P, 6.000%, 5/15/2059                                               $   4,500,000           4,887,090
===========================================================================================================================
                                                                                                                11,654,421
4.35    MICHIGAN
        Allegan Pub School Dist, Michigan (FSA Insured), 2000 School
          Bldg & Site, Gen Oblig, Unltd Tax, Series 2000, 5.750%, 5/1/2030               $     500,000             535,760
        Caledonia Cmnty Schools, Michigan (Kent, Allegan & Barry Cntys)
          (FGIC Insured), 2000 School Bldg & Site, Gen Oblig, Unltd Tax,
          5.500%, 5/1/2023                                                               $   1,000,000           1,042,440
        Huron School Dist, Michigan (Wayne & Monroe Cntys) (FSA Insured),
          2001 School Bldg & Site, Gen Oblig, Unltd Tax, 5.375%, 5/1/2026                $     500,000             515,930
        Jackson Brownfield Redev Auth, Michigan (Jackson Cnty) (FGIC
          Insured), Gen Oblig, Ltd Tax Increment, Series 2002, 5.125%,
          6/1/2024                                                                       $   1,000,000           1,015,160
        Lake Orion Cmnty School Dist, Michigan (Oakland Cnty) (FGIC
          Insured), 2000 School Bldg & Site, Gen Oblig Unltd Tax, Series A,
          6.000%, 5/1/2018                                                               $     500,000             585,850
        Michigan Hosp Fin Auth (Ascension Hlth Credit Group) (MBIA
          Insured), Rev, Series 1999A, 5.500%, 11/15/2007                                $   3,000,000           3,362,040
        Michigan Strategic Fund (Detroit Edison Pollution Ctl Bds Proj),
          Ltd Oblig, Ref Rev, Collateralized Series 2001C, 5.450%, 9/1/2029              $     500,000             500,155
        Newaygo Pub Schools, Michigan (Newaygo Cnty), 2000 School Bldg & Site,
          Gen Oblig, Unltd Tax, 5.500%, 5/1/2021                                         $   1,000,000           1,050,940
===========================================================================================================================
                                                                                                                 8,608,275
0.21    MINNESOTA
        Minneapolis - St Paul Metro Airports Commn, Minnesota (Northwest
          Airlines  Proj), Special Facils Rev, Series 2001A, 7.000%, 4/1/2025            $     500,000             404,860
===========================================================================================================================
0.52    MISSISSIPPI
        Mississippi Hosp Equip & Facils Auth (Forrest Cnty Gen Hosp Proj)
          (FSA Insured), Rev, Series 2000, 5.500%, 1/1/2027                              $   1,000,000           1,035,570
===========================================================================================================================
1.06    MISSOURI
        Missouri  Hlth & Edl Facils Auth (Washington Univ), Hlth Facils Rev,
          Series 2001A, 5.125%, 6/15/2041                                                $   1,250,000           1,247,288
        Missouri Hsg Dev Cmmn (FHA Insured), Multifamily Hsg Rev,
          2001 Series II,  5.375%, 12/1/2018                                             $     830,000             856,768
===========================================================================================================================
                                                                                                                 2,104,056
1.16    NEVADA
        Clark Cnty, Nevada (FGIC Insured),  Airport System Subordinate
          Lien Rev, Series 2001B, 5.125%, 7/1/2021                                       $   2,250,000           2,287,778
===========================================================================================================================
 2.46   NEW JERSEY
        New Jersey Hlth Care Facils Fing Auth (St Peters Univ Hosp), Rev,
          Series 2000A, 6.875%, 7/1/2020                                                 $     500,000             535,360
        New Jersey Transn Trust Fund Auth, Transn System Dev, Series 1999A,
          5.500%, 6/15/2010                                                              $   1,670,000           1,882,608
        Tobacco Settlement Fing, New Jersey, Tobacco Settlement Rev, Asset
          Backed, Series 2002
            6.000%, 6/1/2037                                                             $     500,000             488,610
            5.375%, 6/1/2018                                                             $   2,000,000           1,962,960
===========================================================================================================================
                                                                                                                 4,869,538
2.75    NEW MEXICO
        Los Alamos Cnty, New Mexico (FSA  Insured), Util System Rev,
          Series 1994A,  6.000%, 7/1/2009                                                $   5,000,000           5,444,800
===========================================================================================================================

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

6.92    NEW YORK
        Metro Transn Auth, New York (FGIC Insured), State Svc
          Contract Ref, Series 2002A, 5.000%, 7/1/2025                                   $     500,000       $     501,655
        New York & New Jersey  Port Auth,  Cons Gen Oblig Rev,
          Ninety-Third  Series,  6.125%, 6/1/2094                                        $   5,250,000           6,081,758
        New York City Muni Wtr Fin Auth, New York, Wtr & Swr System
          Rev, Fiscal 2000 Series B,
            Prerefunded, 6.000%, 6/15/2033                                               $     935,000           1,114,127
            Unrefunded, 6.000%, 6/15/2033                                                $     565,000             658,558
        Triborough Bridge & Tunnel Auth, New York, Gen Purpose Rev,
            Series 1993B, 5.000%, 1/1/2020                                               $   1,935,000           2,043,205
            Series Y, 5.500%, 1/1/2017                                                   $   2,900,000           3,298,866
===========================================================================================================================
                                                                                                                13,698,169
3.70    OHIO
        Cleveland, Ohio (MBIA Insured), Wtrwks Impt 1st Mtg Ref Rev,
          Series G, 1993, 5.500%, 1/1/2021                                               $   3,300,000           3,686,892
        Ohio Wtr Dev Auth (Cleveland Elec Illum Proj), PCR Ref,
          Series 1999-A,  5.580%, 6/15/2033                                              $   3,000,000           3,060,720
        Plain Loc School Dist, Ohio (Franklin & Licking Cntys) (FGIC
          Insured), Gen Oblig, Unltd Tax, Series 2000, 6.000%, 12/1/2025                 $     500,000             580,890
===========================================================================================================================
                                                                                                                 7,328,502
1.83    OKLAHOMA
        Jenks Aquarium Auth, Oklahoma (MBIA Insured), 1st Mtg Rev,
          Series 2000,  6.000%, 7/1/2020                                                 $     800,000             898,752
        Oklahoma City Airport Trust, Oklahoma (FSA Insured), Jr Lien Rev,
          Twenty-Seventh Series, Series A, 5.125%, 7/1/2020                              $   2,675,000           2,732,860
===========================================================================================================================
                                                                                                                 3,631,612
0.52    PENNSYLVANIA
        Spring-Ford Area School Dist, Pennsylvania (Montgomery & Chester
          Cntys)  (FSA Insured), Gen Oblig, Series 2002, 5.000%, 4/1/2022                $   1,015,000           1,029,910
===========================================================================================================================
0.69    RHODE ISLAND
        Providence Pub Bldgs Auth, Rhode Island (School Proj) (FSA Insured),
          Rev, Series 2000A, 5.750%, 12/15/2016                                          $   1,210,000           1,359,629
===========================================================================================================================
1.01    SOUTH DAKOTA
        Aberdeen School Dist #6-1, South Dakota (Brown Cnty) (FSA Insured),
          Gen Oblig, Series 2000, 5.450%, 1/1/2026                                       $   1,940,000           2,006,949
===========================================================================================================================
21.24   TEXAS
        Austin, Texas (AMBAC Insured), Combined Util Systems Rev Ref,
          Series 1992, Cap Appreciation, 11/15/2011                                      $   1,400,000             957,026
        Cisco Jr College Dist Board of Regents, Texas (Eastland Cnty)
          (AMBAC  Insured),  Cons Rev & Ref, Series 2002, 5.125%, 7/1/2022               $     785,000             800,056
        Comal Indpt School Dist, Texas (Comal Cnty) (PSFG Insured),
          Unltd Tax School Bldg & Ref, Series 2001, 5.250%, 2/1/2028                     $   1,000,000           1,015,690
        Denton, Texas (FSA Insured), Util System Rev Ref, Series 2000A,
          5.400%, 12/1/2013                                                              $   1,000,000           1,100,550
        Galena Park Indpt School Dist, Texas (Harris Cnty) (PSFG Insured),
          Unltd Tax School Bldg & Ref, Series 1996, Cap Appreciation,
          8/15/2023                                                                      $   2,000,000             640,760
        Harris Cnty, Texas (MBIA Insured), Gen Oblig Rev Ref, Series 2002,
          5.125%, 8/15/2031                                                              $   1,000,000           1,005,300
        Houston Sports Auth, Texas (Harris Cnty) (MBIA Insured), Jr Lien
          Rev Ref,  Series 2001B, 5.250%, 11/15/2040                                     $   2,000,000           2,017,680
        Jefferson Cnty, Texas (FGIC Insured), Gen Oblig, Ref, Series 2002A,
          5.250%, 8/1/2025                                                               $   3,220,000           3,275,577
        Laredo Cmnty College Dist, Texas (Webb Cnty) (AMBAC Insured),
          Special Oblig, Ltd Tax, Series 2002, 5.250%, 8/1/2027                          $   1,000,000           1,015,700
        Little Elm Indpt School Dist, Texas (Denton Cnty) (PSFG Insured),
          Unltd Tax School Bldg & Ref, Series 1999, 6.000%, 8/15/2035                    $   1,500,000           1,625,415
        Lubbock Hlth Facils Dev, Texas (St Joseph Hlth System), Rev,
          Series 1998,  5.250%, 7/1/2013                                                 $   2,000,000           2,092,680
        Montgomery Cnty, Texas (FGIC Insured), Perm Impt Rev, Series 2000,
          5.250%, 9/1/2020                                                               $   1,000,000           1,036,370

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

        Nacogdoches Indpt School Dist, Texas (PSFG Insured), Unltd Tax
          School Bldg & Ref, Series 2001, 5.300%, 2/15/2025                              $   1,000,000       $   1,017,110
        North Cent Texas Hlth Facils Dev (MBIA Insured), Hlth Resources
          System Rev, Series 1997B, 5.750%, 2/15/2012                                    $   2,000,000           2,215,000
        Nueces River Auth, Texas (City of Corpus Christi Lake Texana Proj)
          (FSA Insured),  Wtr Supply Facils Rev, Series 1997, 5.500%, 3/1/2027           $   1,900,000           1,946,303
        San Antonio, Texas (Brexar Cnty), Wtr System Rev & Ref, Series 1999,
          5.875%, 5/15/2018                                                              $   1,000,000           1,091,370
        San Antonio, Texas, Gen Impt Rev, Series 2000A, 5.375%, 2/1/2019                 $   1,185,000           1,247,734
        Spring  Branch Indpt School Dist, Texas (Harris Cnty) (PSFG Insured),
          Ltd Tax Schoolhouse, Series 2000, 5.750%, 2/1/2024                             $   3,300,000           3,501,828
        Texas Wtr Finl Assistance (State Participation Prog), Gen Oblig,
          Series  1999C, 5.500%, 8/1/2024                                                $   1,500,000           1,553,790
        Town Ctr Impt Dist, Texas (Montgomery Cnty) (FGIC Insured), Sales
          Tax & Hotel Occupancy Tax, Series 2001, 5.125%, 3/1/2021                       $   2,500,000           2,552,975
        Waxahachie Indpt School Dist, Texas (Ellis Cnty) (PSFG Insured),
          Unltd Tax School Bldg & Ref, Series 2002
            5.375%, 8/15/2027                                                            $   2,645,000           2,708,612
            5.250%, 8/15/2026                                                            $   1,400,000           1,421,182
            5.250%, 8/15/2030                                                            $   2,890,000           2,935,807
        West University Place, Texas (FGIC Insured), Perm Impt Rev,
          Series 2000,
            5.350%, 2/1/2020                                                             $   2,150,000           2,235,119
            5.300%, 2/1/2018                                                             $   1,000,000           1,049,900
===========================================================================================================================
                                                                                                                42,059,534
0.91    UTAH
        South Jordan, Utah (Salt Lake Cnty)(AMBAC Insured), Sales Tax Rev,
          Series 2001, 5.200%, 8/15/2026                                                 $     500,000             506,500
        Utah Hsg Fin Agency (FHA/VA/FHMA Insured), Single Family Mtg, 1994
          Issue D-1, Term Mezzanine, 6.450%, 7/1/2011                                    $     215,000             224,621
        West Valley City, Utah (AMBAC Insured), Sales Tax Rev, Series 2002 A,
          5.000%, 7/15/2019                                                              $   1,035,000           1,065,346
===========================================================================================================================
                                                                                                                 1,796,467
0.42    VERMONT
        Vermont Hsg Fin Agency, Single Family Hsg Rev, Series 5, 6.875%,
          11/1/2016                                                                      $     800,000             830,376
===========================================================================================================================
1.10    VIRGINIA
        Fauquier Cnty Indl Dev Auth, Virginia (Fauquier Hosp Oblig Group),
          Hosp Rev, Series 2002, 5.500%, 10/1/2017                                       $     500,000             541,650
        Virginia Hsg Dev Auth, Gen Oblig, Rental Hsg Rev, 2000 Series D,
          5.700%, 4/1/2011                                                               $   1,500,000           1,636,275
===========================================================================================================================
                                                                                                                 2,177,925
1.40    WASHINGTON
        Pierce Cnty, Washington (White River School Dist #416), Gen Oblig,
          Unltd Tax, Series 2000, 5.350%, 12/1/2009                                      $   1,550,000           1,745,781
        Washington Hlth Care Facils Auth (Providence Hlth System) (MBIA
          Insured), Rev, Series 2001A, 5.250%, 10/1/2021                                 $   1,000,000           1,025,570
===========================================================================================================================
                                                                                                                 2,771,351
2.54    WISCONSIN
        Adams Cnty, Wisconsin  (Adams-Friendship  School Dist) (AMBAC Insured),
          Gen Oblig Ref, 6.500%, 4/1/2015                                                $   1,340,000           1,647,289
        South Milwaukee School Dist, Wisconsin (FGIC Insured), Gen Oblig,
          Ref, Series B, 5.000%, 4/1/2022                                                $     700,000             707,602
        Wisconsin, Gen Oblig, Series 2000C, 5.500%, 5/1/2019                             $   2,500,000           2,668,800
===========================================================================================================================
                                                                                                                 5,023,691
        TOTAL MUNICIPAL BONDS (AMORTIZED COST $177,450,151)                                                    191,568,401
===========================================================================================================================

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------
1.39    SHORT-TERM INVESTMENTS -- MUNICIPAL BONDS
0.86    ILLINOIS
        Illinois Hlth Facil Auth, (Northwestern Memorial Hosp), Rev,
          VRD, Series 1995, 1.800%, 8/15/2025(n)                                         $   1,700,000       $   1,700,000
===========================================================================================================================
0.50    MISSOURI
        Missouri Hlth & Edl Facil (Cox Hlth Systems), Rev Ref, VRD,
          Series 1997, 1.800%, 6/1/2015(n)                                               $   1,000,000           1,000,000
===========================================================================================================================
0.03    NEVADA
        Nevada Hsg Div (Single Family Prog), Sr Rev, 1994 Issue B-1,
          5.900%, 4/1/2003                                                               $      55,000              56,004
===========================================================================================================================
        TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $2,755,000)                                                 2,756,004
===========================================================================================================================
98.14   TOTAL INVESTMENTS AT VALUE
        (Amortized Cost $180,205,151)                                                                          194,324,405
===========================================================================================================================
1.86    OTHER ASSETS LESS LIABILITIES                                                                            3,674,459
===========================================================================================================================
100.00  NET ASSETS AT VALUE                                                                                  $ 197,998,864
===========================================================================================================================

US GOVERNMENT SECURITIES FUND
75.81   FIXED INCOME SECURITIES
37.48   US GOVERNMENT OBLIGATIONS
        US Treasury Bonds
          8.125%, 8/15/2019                                                              $  10,000,000       $  13,625,000
          7.500%, 11/15/2016                                                             $  20,000,000          25,529,680
        US Treasury Notes
          4.875%, 2/15/2012                                                              $  10,000,000          10,589,840
          3.000%, 11/30/2003                                                             $  12,500,000          12,687,500
===========================================================================================================================
          TOTAL US GOVERNMENT OBLIGATIONS (Amortized Cost $59,022,656)                                          62,432,020
===========================================================================================================================
38.33   US GOVERNMENT AGENCY OBLIGATIONS
        Freddie Mac, Gold, Participation Certificates
          5.500%, 7/1/2016                                                               $  13,518,282          13,839,531
          5.500%, 12/1/2016                                                              $   9,301,113           9,522,145
          5.000%, 11/1/2016                                                              $   9,500,130           9,574,404
        Government National Mortgage Association I, Pass-Through Certificates
          6.000%, 12/15/2028                                                             $   7,206,895           7,431,280
          6.000%, 1/15/2029                                                              $   7,463,613           7,692,000
          6.000%, 2/15/2029                                                              $   8,060,623           8,307,278
          6.000%, 3/15/2029                                                              $   7,269,210           7,491,648
===========================================================================================================================
          TOTAL US GOVERNMENT AGENCY OBLIGATIONS (Amortized Cost $61,384,775)                                   63,858,286
===========================================================================================================================
        TOTAL FIXED INCOME SECURITIES (AMORTIZED COST $120,407,431)                                            126,290,306
===========================================================================================================================
21.94   SHORT-TERM INVESTMENTS
10.71   US GOVERNMENT OBLIGATIONS
        US Treasury Notes, 3.875%, 7/31/2003 (Amortized Cost $17,718,875)                $  17,500,000          17,839,062
===========================================================================================================================
11.23   REPURCHASE AGREEMENTS
        Repurchase Agreement with State Street dated 8/30/2002 due 9/3/2002 at 1.810%, repurchased at $18,720,764 (Collateralized by Federal
          Home Loan Bank, Notes, due 5/14/2004 at 3.375%, value $19,099,446)
          (Cost $18,717,000)                                                             $  18,717,000          18,717,000
===========================================================================================================================
        TOTAL SHORT-TERM INVESTMENTS (AMORTIZED COST $36,435,875)                                               36,556,062
===========================================================================================================================

                                                                             COUNTRY     SHARES, UNITS
                                                                             CODE IF      OR PRINCIPAL
 %      DESCRIPTION                                                           NON US            AMOUNT               VALUE
---------------------------------------------------------------------------------------------------------------------------

97.75   TOTAL INVESTMENTS AT VALUE
        (Amortized Cost $156,843,306)                                                                        $ 162,846,368
===========================================================================================================================
2.25    OTHER ASSETS LESS LIABILITIES                                                                            3,749,135
===========================================================================================================================
100.00  NET ASSETS AT VALUE                                                                                  $ 166,595,503
===========================================================================================================================

(a) Securities acquired pursuant to Rule 144A. The fund deems such securities to be "liquid" because an institutional market exists.

(b) Step-up securities are obligations which increase the interest rate at a specific point in time. Rate shown reflects current rate which may step up at a future date.

(c)  The company filed for bankruptcy on June 25, 2002.

(d) Defaulted security. The issuer is in default with respect to interest payments and the Fund has written off accrued interest.

(e)  The company filed for bankruptcy on June 10, 2002.

(f)  The company filed for bankruptcy on May 8, 2002.

(g) Defaulted security. The issuer is in default with respect to interest payments.

(h)  Security is non-income producing.

(i)  The company filed for bankruptcy on January 31, 2002.

(j)  The company filed for bankruptcy on January 28, 2002.

(k) Security is a payment-in-kind (PIK) security. PIK securities may make interest payments in additional securities.

(l) PAY PHONES - Premium Accelerated Yield Participating Hybrid Option Note Exchangeable Securities.

(m) Step-down securities are obligations which decrease the interest rate at a specific point in time. Rate shown reflects current rate which may step-down at a future date.

(n) All securities with a maturity date greater than one year have either a variable rate, demand feature, prerefunded, optional or mandatory put resulting in an effective maturity of one year or less. Rate shown reflects current rate.

The following acronyms may be used in security descriptions:
ACA     --      American Capital Access Financial Guaranty Corporation
AMBAC   --      American Municipal Bond Assurance Corporation
FGIC    --      Flexible Guaranty Insurance Company
FHA     --      Federal Housing Association
FHMA    --      Federal Home Mortgage Association
FSA     --      Financial Security Assurance
MBIA    --      Municipal Bond Investors Assurance Corporation
PCR     --      Pollution Control Revenue
PSFG    --      Permanent School Fund Guarantee Program
VA      --      Veteran's Association
VHA     --      Veteran's Housing Association
VRD(o)  --      Variable Rate Demand
(o) Rate is subject to change. Rate shown reflects current rate.

SUMMARY OF INVESTMENTS BY COUNTRY

                                                         % OF
                                    COUNTRY        NET ASSETS
COUNTRY                                CODE          AT VALUE             VALUE
--------------------------------------------------------------------------------
HIGH YIELD FUND
Bermuda                                  BD             0.00%    $        1,947
Canada                                   CA             7.86         20,887,038
Ireland                                  IE             1.76          4,683,904
United Kingdom                           UK             2.14          5,694,653
United States                                          87.17        231,560,312
Other Assets Less Liabilities                           1.07          2,831,377
================================================================================
                                                      100.00%    $  265,659,231
================================================================================

See Notes to Financial Statements

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
INVESCO BOND FUNDS, INC.
AUGUST 31, 2002


                                                           HIGH          SELECT
                                                          YIELD          INCOME
                                                           FUND            FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                     $  434,236,659  $  377,654,745
================================================================================
  At Value(a)                                    $  262,827,854  $  323,756,912
Cash                                                     75,872               0
Receivables:
  Fund Shares Sold                                      406,797         426,489
  Interest                                            5,575,663       5,031,102
Prepaid Expenses and Other Assets                        55,996          76,500
================================================================================
TOTAL ASSETS                                        268,942,182     329,291,003
================================================================================
LIABILITIES
Payables:
  Custodian                                                   0           9,196
  Distributions to Shareholders                         311,487         100,814
  Investment Securities Purchased                     2,032,503         299,922
  Fund Shares Repurchased                               794,031         410,421
Accrued Distribution Expenses
  Investor Class                                         54,701          66,286
  Class A                                                   144              75
  Class B                                                   135              71
  Class C                                                 3,522           1,351
  Class K                                                   294           1,980
Accrued Expenses and Other Payables                      86,134          72,592
================================================================================
TOTAL LIABILITIES                                     3,282,951         962,708
================================================================================
NET ASSETS AT VALUE                              $  265,659,231  $  328,328,295
================================================================================
NET ASSETS
Paid-in Capital(b)                               $  763,631,606  $  471,429,053
Accumulated Undistributed Net Investment Income         351,326          26,756
Accumulated Undistributed Net Realized Loss on
  Investment Securities                            (326,914,896)    (89,229,681)
Net Depreciation of Investment Securities          (171,408,805)    (53,897,833)
================================================================================
NET ASSETS AT VALUE, Applicable to Shares
  Outstanding                                    $  265,659,231  $  328,328,295
================================================================================
NET ASSETS AT VALUE:
  Investor Class                                 $  259,795,355  $  321,228,005
================================================================================
  Class A                                        $      672,148  $      280,577
================================================================================
  Class B                                        $      179,569  $       90,446
================================================================================
  Class C                                        $    4,222,393  $    1,632,486
================================================================================
  Class K                                        $      789,766  $    5,096,781
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO BOND FUNDS, INC.
AUGUST 31, 2002


                                                           HIGH          SELECT
                                                          YIELD          INCOME
                                                           FUND            FUND
                                                     (CONTINUED)     (CONTINUED)
--------------------------------------------------------------------------------

Shares Outstanding
  Investor Class                                     82,788,852      63,895,771
  Class A                                               211,434          55,850
  Class B                                                57,408          17,996
  Class C                                             1,351,623         324,765
  Class K                                               252,163       1,014,338
================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and Redemption Price
    per Share                                    $         3.14  $         5.03
  Class A
    Redemption Price per Share                   $         3.18  $         5.02
    Offering Price per Share (Maximum sales
      charge of 4.75%)                           $         3.34  $         5.27
  Class B, Offering and Redemption Price
      per Share                                  $         3.13  $         5.03
  Class C, Offering and Redemption Price
      per Share                                  $         3.12  $         5.03
  Class K, Offering and Redemption Price
      per Share                                  $         3.13  $         5.02
================================================================================

(a) Investment securities at cost and value at August 31, 2002 include repurchase agreements of $25,488,000 and $7,366,000 for High Yield and Select Income Funds, respectively.

(b) The INVESCO Bond Funds, Inc. have 4.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 1.7 billion have been allocated to High Yield Fund and 1.5 billion to Select Income Fund: 400 million to High Yield Fund - Investor Class, 300 million to High Yield Fund
     - Class A, 300 million to High Yield Fund - Class B, 300 million to High Yield Fund - Class C, 400 million to High Yield Fund - Class K and 300 million to each class of Select Income Fund.

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO BOND FUNDS, INC.
AUGUST 31, 2002
                                                                           U.S.
                                                       TAX FREE      GOVERNMENT
                                                           BOND      SECURITIES
                                                           FUND            FUND
--------------------------------------------------------------------------------
ASSETS
Investment Securities:
  At Cost(a)                                     $  180,205,151  $  156,843,306
================================================================================
  At Value(a)                                    $  194,324,405  $  162,846,368
Cash                                                     93,416               0
Receivables:
  Fund Shares Sold                                    2,404,419       3,125,308
  Interest                                            2,224,273         954,659
Prepaid Expenses and Other Assets                        32,381          32,727
================================================================================
TOTAL ASSETS                                        199,078,894     166,959,062
================================================================================
LIABILITIES
Payables:
  Custodian                                                   0          11,934
  Distributions to Shareholders                         174,568          23,422
  Investment Securities Purchased                       701,328               0
  Fund Shares Repurchased                               108,974         261,961
Accrued Distribution Expenses
  Investor Class                                         40,943          33,138
  Class A                                                    66             306
  Class B                                                   214             804
  Class C                                                   703           3,781
Accrued Expenses and Other Payables                      53,234          28,213
================================================================================
TOTAL LIABILITIES                                     1,080,030         363,559
================================================================================
NET ASSETS AT VALUE                              $  197,998,864  $  166,595,503
================================================================================
NET ASSETS
Paid-in Capital(b)                               $  185,840,816  $  162,171,636
Accumulated Undistributed Net Investment
  Income (Loss)                                           4,036          (9,320)
Accumulated Undistributed Net Realized Loss on
  Investment Securities                              (1,965,242)     (1,569,875)
Net Appreciation of Investment Securities            14,119,254       6,003,062
================================================================================
NET ASSETS AT VALUE, Applicable to Shares
  Outstanding                                    $  197,998,864  $  166,595,503
================================================================================
NET ASSETS AT VALUE:
  Investor Class                                 $  196,672,621  $  158,973,905
================================================================================
  Class A                                        $      228,895  $    1,331,130
================================================================================
  Class B                                        $      300,693  $      981,378
================================================================================
  Class C                                        $      796,655  $    5,309,090
================================================================================

STATEMENT OF ASSETS AND LIABILITIES
 (CONTINUED)
INVESCO BOND FUNDS, INC.
AUGUST 31, 2002
                                                                           U.S.
                                                       TAX FREE      GOVERNMENT
                                                           BOND      SECURITIES
                                                           FUND            FUND
                                                     (CONTINUED)     (CONTINUED)
--------------------------------------------------------------------------------
Shares Outstanding
  Investor Class                                     12,637,398      20,793,285
  Class A                                                14,706         142,993
  Class B                                                19,319         128,228
  Class C                                                45,308         694,758
================================================================================
NET ASSET VALUE PER SHARE:
  Investor Class, Offering and Redemption Price
    per Share                                    $        15.56  $         7.65
  Class A
     Redemption Price per Share                  $        15.56  $         9.31
     Offering Price per Share (Maximum sales
       charge of 4.75%)                          $        16.34  $         9.77
  Class B, Offering and Redemption Price
    per Share                                    $        15.56  $         7.65
  Class C, Offering and Redemption Price
    per Share                                    $        17.58  $         7.64
================================================================================

(a) Investment securities at cost and value at August 31, 2002 includes a repurchase agreement of $18,717,000 for U.S. Government Securities Fund.

(b) The INVESCO Bond Funds, Inc. have 4.5 billion authorized shares of common stock, par value of $0.01 per share. Of such shares, 400 million have been allocated to Tax-Free Bond Fund and 400 million to U.S. Government Securities Fund: 100 million to each Class.

See Notes to Financial Statements

STATEMENT OF OPERATIONS
INVESCO BOND FUNDS, INC.
YEAR ENDED AUGUST 31, 2002 (NOTE 1)

                                                           HIGH          SELECT
                                                          YIELD          INCOME
                                                           FUND            FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                        $    2,684,159  $      280,903
Dividends from Affiliated Investment Companies           31,246          83,888
Interest                                             40,763,366      31,691,937
  Foreign Taxes Withheld                                 (7,700)              0
================================================================================
  TOTAL INCOME                                       43,471,071      32,056,728
================================================================================
EXPENSES
Investment Advisory Fees                              1,737,799       2,234,290
Distribution Expenses                                   944,844       1,103,469
Transfer Agent Fees                                   1,717,410       2,140,193
Administrative Services Fees                            172,514         202,062
Custodian Fees and Expenses                              47,874          60,341
Directors' Fees and Expenses                             25,740          30,679
Interest Expenses                                           525           2,548
Professional Fees and Expenses                           42,246          43,964
Registration Fees and Expenses - Investor Class          51,688          50,320
Reports to Shareholders                                 169,388         155,365
Other Expenses                                           32,950          33,708
================================================================================
  TOTAL EXPENSES                                      4,942,978       6,056,939
  Fees and Expenses Absorbed/Reimbursed by
    Investment Adviser                                 (366,082)     (1,488,249)
  Fees and Expenses Paid Indirectly                      (3,550)         (2,083)
================================================================================
    NET EXPENSES                                      4,573,346       4,566,607
================================================================================
NET INVESTMENT INCOME                                38,897,725      27,490,121
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Loss on Investment Securities         (179,787,118)    (51,675,879)
Change in Net Appreciation/Depreciation of
  Investment Securities                              52,264,710     (17,942,040)
================================================================================
NET LOSS ON INVESTMENT SECURITIES                  (127,522,408)    (69,617,919)
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                $  (88,624,683) $  (42,127,798)
================================================================================

See Notes to Financial Statements

INVESCO BOND FUNDS, INC.
YEAR ENDED AUGUST 31, 2002 (NOTE 1)
                                                                           U.S.
                                                       TAX FREE      GOVERNMENT
                                                           BOND      SECURITIES
                                                           FUND            FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME
INTEREST INCOME                                  $    9,960,249  $    7,624,896
================================================================================
EXPENSES
Investment Advisory Fees                              1,046,091         824,771
Distribution Expenses                                   483,529         422,758
Transfer Agent Fees                                     245,597         628,931
Administrative Services Fees                             95,589          77,481
Custodian Fees and Expenses                              18,941          20,409
Directors' Fees and Expenses                             18,149          16,904
Interest Expenses                                         9,158               0
Professional Fees and Expenses                           32,038          29,085
Registration Fees and Expenses - Investor Class          26,021          31,159
Reports to Shareholders                                  61,286         118,720
Other Expenses                                           36,069           8,935
================================================================================
  TOTAL EXPENSES                                      2,072,468       2,179,153
  Fees and Expenses Absorbed/Reimbursed by
    Investment Adviser                                 (345,925)       (628,006)
  Fees and Expenses Paid Indirectly                      (3,406)           (272)
================================================================================
    NET EXPENSES                                      1,723,137       1,550,875
================================================================================
NET INVESTMENT INCOME                                 8,237,112       6,074,021
================================================================================
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENT SECURITIES
Net Realized Gain (Loss) on Investment Securities       499,665        (942,947)
Change in Net Appreciation/Depreciation of
  Investment Securities                                 822,363       4,531,395
================================================================================
NET GAIN ON INVESTMENT SECURITIES                     1,322,028       3,588,448
================================================================================
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                $    9,559,140  $    9,662,469
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
HIGH YIELD FUND

                                                            YEAR ENDED AUGUST 31
--------------------------------------------------------------------------------
                                                           2002            2001
                                                        (Note 1)        (Note 1)

OPERATIONS
Net Investment Income                            $   38,897,725  $   78,892,907
Net Realized Loss                                  (179,787,118)    (94,872,861)
Change in Net Appreciation/Depreciation              52,264,710    (145,642,575)
================================================================================
NET DECREASE IN NET ASSETS
  FROM OPERATIONS                                   (88,624,683)   (161,622,529)
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                                    (38,254,815)    (78,046,067)
  Class A                                               (13,248)             --
  Class B                                                (5,198)             --
  Class C                                              (530,389)       (866,756)
  Class K                                               (74,387)            (82)
================================================================================
TOTAL DISTRIBUTIONS                                 (38,878,037)    (78,912,905)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                     61,637,196     344,223,716
  Class A                                             1,432,329              --
  Class B                                               219,698              --
  Class C                                             4,648,460      18,856,651
  Class K                                             1,248,753           3,421
Reinvestment of Distributions
  Investor Class                                     33,291,866      69,899,826
  Class A                                                 7,627              --
  Class B                                                 4,897              --
  Class C                                               340,555         526,875
  Class K                                                74,387              82
================================================================================
                                                    102,905,768     433,510,571
Amounts Paid for Repurchases of Shares
  Investor Class                                   (226,473,317)   (447,428,867)
  Class A                                              (752,541)             --
  Class B                                               (34,473)             --
  Class C                                            (6,558,133)    (13,466,545)
  Class K                                              (385,319)           (527)
================================================================================
                                                   (234,203,783)   (460,895,939)
NET DECREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                          (131,298,015)    (27,385,368)
================================================================================
TOTAL DECREASE IN NET ASSETS                       (258,800,735)   (267,920,802)
NET ASSETS
Beginning of Period                                 524,459,966     792,380,768
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income of
  $351,326 and $7,943, respectively)             $  265,659,231  $  524,459,966
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
SELECT INCOME FUND

                                                            YEAR ENDED AUGUST 31
--------------------------------------------------------------------------------
                                                           2002            2001
                                                        (Note 1)        (Note 1)
OPERATIONS
Net Investment Income                            $   27,490,121  $   43,484,099
Net Realized Loss                                   (51,675,879)    (16,281,958)
Change in Net Appreciation/Depreciation             (17,942,040)    (13,229,686)
================================================================================
NET INCREASE (DECREASE) IN NET ASSETS
  FROM OPERATIONS                                   (42,127,798)     13,972,455
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                                    (27,098,344)    (43,342,100)
  Class A                                                (5,628)             --
  Class B                                                (1,369)             --
  Class C                                              (105,117)       (137,260)
  Class K                                              (284,456)            (49)
================================================================================
TOTAL DISTRIBUTIONS                                 (27,494,914)    (43,479,409)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                    194,511,191     604,640,596
  Class A                                               283,239              --
  Class B                                                90,056              --
  Class C                                               982,308       9,032,375
  Class K                                             7,884,951           1,927
Reinvestment of Distributions
  Investor Class                                     25,174,430      40,658,026
  Class A                                                 5,628              --
  Class B                                                 1,346              --
  Class C                                                96,422         114,478
  Class K                                               284,456              49
================================================================================
                                                    229,314,027     654,447,451
Amounts Paid for Repurchases of Shares
  Investor Class                                   (423,307,119)   (596,897,822)
  Class A                                                (5,603)             --
  Class B                                                     0              --
  Class C                                            (1,989,997)     (6,467,734)
  Class K                                            (2,530,537)             (3)
================================================================================
                                                   (427,833,256)   (603,365,559)
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                          (198,519,229)     51,081,892
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS            (268,141,941)     21,574,938
NET ASSETS
Beginning of Period                                 596,470,236     574,895,298
================================================================================
End of Period (Including Accumulated Undistributed
  Net Investment Income (Loss) of $26,756 and
  ($70,597), respectively)                       $  328,328,295  $  596,470,236
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
TAX-FREE BOND FUND



                                                            YEAR ENDED AUGUST 31
--------------------------------------------------------------------------------
                                                           2002            2001
                                                        (Note 1)

OPERATIONS
Net Investment Income                            $    8,237,112  $    8,125,206
Net Realized Gain                                       499,665         144,048
Change in Net Appreciation/Depreciation                 822,363       9,678,547
================================================================================
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                     9,559,140      17,947,801
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                                     (8,197,277)     (8,109,942)
  Class A                                                (1,710)             --
  Class B                                                (1,208)             --
  Class C                                               (36,917)        (15,264)
================================================================================
TOTAL DISTRIBUTIONS                                  (8,237,112)     (8,125,206)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                    250,715,078     189,432,149
  Class A                                               265,064              --
  Class B                                               296,326              --
  Class C                                             6,650,861       5,730,230
Reinvestment of Distributions
  Investor Class                                      5,949,699       5,866,732
  Class A                                                 1,485              --
  Class B                                                   434              --
  Class C                                                26,047          11,641
================================================================================
                                                    263,904,994     201,040,752
Amounts Paid for Repurchases of Shares
  Investor Class                                   (275,925,361)   (168,618,984)
  Class A                                               (42,139)             --
  Class C                                            (7,156,667)     (4,503,068)
================================================================================
                                                   (283,124,167)   (173,122,052)
NET INCREASE (DECREASE) IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                           (19,219,173)     27,918,700
================================================================================
TOTAL INCREASE (DECREASE) IN NET ASSETS             (17,897,145)     37,741,295
NET ASSETS
Beginning of Period                                 215,896,009     178,154,714
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Income of $4,036
  and $4,036, respectively)                      $  197,998,864  $  215,896,009
================================================================================

See Notes to Financial Statements

STATEMENT OF CHANGES IN NET ASSETS
 (CONTINUED)
U.S. GOVERNMENT SECURITIES FUND


                                                            YEAR ENDED AUGUST 31
--------------------------------------------------------------------------------
                                                           2002            2001
                                                        (Note 1)
OPERATIONS
Net Investment Income                            $    6,074,021  $    5,081,163
Net Realized Gain (Loss)                               (942,947)        963,712
Change in Net Appreciation/Depreciation               4,531,395       3,652,173
================================================================================
NET INCREASE IN NET ASSETS
  FROM OPERATIONS                                     9,662,469       9,697,048
================================================================================
DISTRIBUTIONS TO SHAREHOLDERS
  Investor Class                                     (5,853,389)     (5,010,664)
  Class A                                                (5,380)             --
  Class B                                                (7,408)             --
  Class C                                              (207,844)        (70,499)
================================================================================
TOTAL DISTRIBUTIONS                                  (6,074,021)     (5,081,163)
================================================================================
FUND SHARE TRANSACTIONS
Proceeds from Sales of Shares
  Investor Class                                    276,502,535     390,974,490
  Class A                                             4,195,218              --
  Class B                                             1,005,380              --
  Class C                                            29,132,359      30,869,870
Reinvestment of Distributions
  Investor Class                                      5,222,247       4,519,173
  Class A                                                 2,306              --
  Class B                                                 5,982              --
  Class C                                               177,547          54,430
================================================================================
                                                    316,243,574     426,417,963
Amounts Paid for Repurchases of Shares
  Investor Class                                   (256,838,771)   (344,357,835)
  Class A                                            (2,883,457)             --
  Class B                                               (64,452)             --
  Class C                                           (31,390,354)    (23,847,332)
================================================================================
                                                   (291,177,034)   (368,205,167)
NET INCREASE IN NET ASSETS FROM
  FUND SHARE TRANSACTIONS                            25,066,540      58,212,796
================================================================================
TOTAL INCREASE IN NET ASSETS                         28,654,988      62,828,681
NET ASSETS
Beginning of Period                                 137,940,515      75,111,834
================================================================================
End of Period (Including Accumulated
  Undistributed Net Investment Loss of ($9,320)
  and ($5,573), respectively)                    $  166,595,503  $  137,940,515
================================================================================

See Notes to Financial Statements

 NOTES TO FINANCIAL
STATEMENTS

INVESCO BOND FUNDS, INC.

NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO Bond Funds, Inc. is incorporated in Maryland and presently consists of four separate Funds:
High Yield Fund, Select Income Fund, Tax-Free Bond Fund and U.S. Government Securities Fund (individually the "Fund" and collectively, the "Funds"). The investment objectives of the Funds are: to seek a high level of current income for High Yield and Select Income Funds; to seek as high a level of current income exempt from federal income taxes as is consistent with preservation of capital for Tax-Free Bond Fund; and to seek a high level of current income by investing in debt obligations issued by the U.S. Government or its agencies for U.S. Government Securities Fund. INVESCO Bond Funds, Inc. is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.

Effective April 1, 2002, High Yield, Select Income, Tax-Free Bond and U.S. Government Securities Funds began offering two additional classes of shares, referred to as Class A and Class B shares. Effective December 14, 2000, High Yield and Select Income Funds began offering an additional class of shares, referred to as Class K shares. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Class A shares are sold with a front-end sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. Class B shares and Class C shares are subject to a contingent deferred sales charge paid by the redeeming shareholder. Class B shares convert to Class A shares after eight years along with a pro rata portion of its reinvested dividends and distributions. Certain prior year information has been restated to conform to current year presentation.

Effective April 1, 2002, the Investor Class shares are offered only to grandfathered investors who have established and maintained an account in any of the funds managed and distributed by INVESCO Funds Group, Inc. ("IFG") in Investor Class shares prior to April 1, 2002.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION -- Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.

Municipal securities (including commitments to purchase such securities on a when-issued basis) are valued on the basis of prices provided by a pricing service approved by the Fund's board of directors which, in determining values, uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Under these procedures, municipal securities are valued based upon market quotations, if available.

Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price at the close of the regular trading day on the exchange (generally 4:00 p.m. Eastern time) where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid prices at the close of the regular trading day as obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.

Investments in shares of investment companies are valued at the net asset value of the respective fund as calculated each day.

If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith under procedures established by the Fund's board of directors. Restricted and illiquid securities are valued in accordance with procedures established by the Fund's board of directors.

Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.

B. REPURCHASE AGREEMENTS -- Repurchase agreements held by the Fund are fully collateralized by securities issued by the U.S. Government, its agencies or instrumentalities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME -- Security transactions are accounted for on the trade date and dividend income is recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount, original issue discount or amortized premium, is recorded on the accrual basis. Cost is determined on the specific identification basis.
Interest on payment-in-kind debt securities is accrued based on the yield to maturity at purchase date method. Discounts or premiums on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements. During the year ended August 31, 2002, High Yield and Select Income Funds wrote off accrued interest which amounted to $3,015,513 and $528,958, respectively. During the year ended August 31, 2002, Select Income Fund was reimbursed for certain trading losses, the amounts of which are insignificant.

Each Fund may invest in securities issued by other INVESCO investment companies that invest in short-term debt securities and seek to maintain a net asset value of one dollar per share. During the year ended August 31, 2002, High Yield and Select Income Funds invested in INVESCO Treasurer's Series Money Market Reserve Fund. The income from this investment is recorded in the Statement of Operations.

High Yield Fund invests primarily in high yield bonds, some of which may be rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds due to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

High Yield and Select Income Funds may have elements of risk due to investments in specific industries or foreign issuers located in a specific country. Such investments may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investment securities includes fluctuations from currency exchange rates and fluctuations in market value.

Investments in securities of U.S. Governmental agencies or instrumentalities may only be guaranteed by the respective agency's limited authority to borrow from the U.S. Government and may not be guaranteed by the full faith and credit of the U.S. Government.

Restricted securities held by a Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- All of the Fund's net investment income is distributed to shareholders by dividends declared daily and paid monthly. Income dividends are reinvested at the month-end net asset value. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers.

E. TAX INFORMATION -- The Fund has complied, and continues to comply, with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended August 31, 2002, 99.75% were exempt from federal income taxes for the Tax-Free Bond Fund. The tax composition of distributions from ordinary income, long-term capital gains and of the ordinary income distributions declared for the year ended August 31, 2002, amounts qualifying for the dividends received deduction available to the Fund's corporate shareholders were as follows:

                                     ORDINARY INCOME                 QUALIFYING
FUND                                   DISTRIBUTIONS                 PERCENTAGE
--------------------------------------------------------------------------------
High Yield Fund                      $    38,878,037                      6.64%
Select Income Fund                        27,494,914                      1.02%
Tax-Free Bond Fund                         8,237,112                      0.00%
U.S. Government Securities Fund            6,074,021                      0.00%

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. Mortgage paydown gain/loss is treated as capital gains for federal income tax purposes but is included in interest income in the Statement of Operations.

During the current fiscal year, the Fund adopted the revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES, which requires disclosure of tax components. The tax components of the Fund at August 31, 2002 include:

                                                                                             NET TAX
                                      COST OF       GROSS TAX         GROSS TAX         APPRECIATION
                              INVESTMENTS FOR      UNREALIZED        UNREALIZED       (DEPRECIATION)
FUND                             TAX PURPOSES    APPRECIATION      DEPRECIATION       ON INVESTMENTS
----------------------------------------------------------------------------------------------------
High Yield Fund                $  441,474,195    $  2,229,356  $    180,875,697     $  (178,646,341)
Select Income Fund                378,284,502       9,013,528        63,541,118         (54,527,590)
Tax-Free Bond Fund                180,205,151      14,269,773           150,519          14,119,254
U.S. Government Securities Fund   156,843,306       6,008,085             5,023           6,003,062

                                                                    ACCUMULATED    CUMULATIVE EFFECT
                                                UNDISTRIBUTED      CAPITAL LOSS             OF OTHER
FUND                                          ORDINARY INCOME        CARRYOVERS   TIMING DIFFERENCES
----------------------------------------------------------------------------------------------------
High Yield Fund                                  $    410,485  $  (175,836,034)    $   (143,900,485)
Select Income Fund                                     72,069      (49,567,208)         (39,078,029)
Tax-Free Bond Fund                                     30,147       (1,965,242)             (26,111)
U.S. Government Securities Fund                             0         (392,339)          (1,186,856)

The primary difference between book and tax appreciation/depreciation is wash sale loss deferrals.

Capital loss carryovers expire in the years 2003, 2004, 2006, 2007, 2008, 2009 and 2010. To the extent future capital gains and income are offset by capital loss carryovers and deferred post-October 31 losses, such gains and income will not be distributed to shareholders.

The cumulative effect of other timing differences includes deferred post-October 31 capital losses and deferred director's fees. Deferred post-October 31 capital are: High Yield Fund $143,841,326, Select Income Fund $39,032,716 and U.S. Government Securities Fund $1,177,536.

F. EXPENSES -- Each Fund or Class bears expenses incurred specifically on its behalf and, in addition, each Fund or Class bears a portion of general expenses, based on the relative net assets of each Fund or Class.

Under an agreement between each Fund and the Fund's Custodian, certain Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.

NOTE 2 -- INVESTMENT ADVISORY AND OTHER AGREEMENTS. IFG serves as the Funds' investment adviser. As compensation for its services to the Funds, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee is based on the annual rate of each Fund's average net assets as follows:

                                                               AVERAGE NET ASSETS
------------------------------------------------------------------------------------
                                                         $0 TO    $300 TO       OVER
                                                          $300       $500       $500
FUND                                                   MILLION    MILLION    MILLION
------------------------------------------------------------------------------------
High Yield Fund                                          0.50%      0.40%      0.30%
Select Income Fund                                       0.55%      0.45%      0.35%
Tax-Free Bond Fund                                       0.55%      0.45%      0.35%
U.S. Government Securities Fund                          0.55%      0.45%      0.35%

A sub-advisory Agreement between IFG and AIM Capital Management, Inc. ("AIM"), affiliated with IFG, provides that investment decisions of Tax-Free Bond Fund are made by AIM. Fees for such sub-advisory services are paid by IFG.

A plan of distribution pursuant to Rule 12b-1 of the Act provides for compensation of marketing and advertising expenditures to INVESCO Distributors, Inc. ("IDI" or the "Distributor"), a wholly owned subsidiary of IFG, of 0.25% of annual average net assets of Investor Class shares. A master distribution plan and agreement for Class A, Class B and Class C shares pursuant to Rule 12b-1 of the Act provides for compensation of certain promotional and other sales related costs to IDI. Class A shares of the Fund pay compensation to IDI at a rate of 0.35% of annual average net assets. During any period that Class A shares of the Fund are closed to new investors, the Fund will reduce this payment for Class A shares from 0.35% to 0.25% per annum. Class B and Class C shares of the Fund pay compensation to IDI at a rate of 1.00% of annual average net assets. Of these amounts, IDI may pay a service fee of 0.25% of the average net assets of the Class A, Class B or Class C shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own the applicable class of shares of the Fund. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. The Plans also impose caps on the total sales charges, including asset-based sales charges, that may be paid by the respective class. A plan of distribution pursuant to Rule 12b-1 of the Act provides for financing the distribution and continuing personal shareholder servicing of Class K shares of 0.45% of annual average net assets. Any unreimbursed expenses IDI incurs with respect to Investor Class, Class A, Class C and Class K shares in any fiscal year can not be recovered in subsequent years. For the year/period ended August 31, 2002, amounts paid to the Distributor were as follows:

                                                INVESTOR      CLASS     CLASS        CLASS     CLASS
FUND                                               CLASS          A         B            C         K
----------------------------------------------------------------------------------------------------
High Yield Fund                              $   947,409     $  291    $  380    $  56,890  $  3,113
Select Income Fund                             1,124,174        253       203       19,820    18,892
Tax-Free Bond Fund                               475,112         85       162       10,703        --
U.S. Government Securities Fund                  353,868        300     1,711       62,959        --

If the Class B Plan is terminated, the Board of Directors may allow the Class B shares to continue payments of the asset-based sales charge to the Distributor for allowable unreimbursed expenses incurred for distributing shares before the Class B Plan was terminated. The Class B Plan allows for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods. Distribution fees related to the Distributor for the period ended August 31, 2002, for Class B were as follows:

                                                                DISTRIBUTOR'S   DISTRIBUTOR'S
                                                                    AGGREGATE    UNREIMBURSED
                                                                 UNREIMBURSED   EXPENSES AS %
                                              AMOUNT RETAINED        EXPENSES   OF NET ASSETS
FUND                                           BY DISTRIBUTOR      UNDER PLAN        OF CLASS
----------------------------------------------------------------------------------------------
High Yield Fund - Class B Plan                      $     525      $    6,847            3.81%
Select Income  Fund - Class B Plan                        279           3,075            3.40%
Tax-Free Bond Fund - Class B Plan                         372           4,467            1.49%
U.S. Government Securities Fund - Class B Plan          2,546         23,828             2.43%

Distribution Expenses for each class as presented in the Statement of Operations for the year/period ended August 31, 2002 were as follows:

                                                INVESTOR      CLASS     CLASS        CLASS     CLASS
FUND                                               CLASS          A         B            C         K
----------------------------------------------------------------------------------------------------
High Yield Fund                              $   887,202     $  435    $  515    $  53,285  $  3,407
Select Income Fund                             1,063,262        328       274       18,734    20,871
Tax-Free Bond Fund                               472,725        151       376       10,277        --
U.S. Government Securities Fund                  358,566        606     2,515       61,071        --

IFG receives a transfer agent fee from each Class at an annual rate of $28.50 per shareholder account, or, where applicable, per participant in an omnibus account, per year. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. Transfer agent fees for each class as presented in the Statement of Operations for the year/period ended August 31, 2002 were as follows:

                                                INVESTOR      CLASS     CLASS        CLASS     CLASS
FUND                                               CLASS          A         B            C         K
----------------------------------------------------------------------------------------------------
High Yield Fund                              $ 1,686,664     $  135    $  105    $  22,576  $  7,930
Select Income Fund                             2,097,065         71        50        9,945    33,062
Tax-Free Bond Fund                               242,802         64        38        2,693        --
U.S. Government Securities Fund                  610,440        154       150       18,187        --

In accordance with an Administrative Services Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.045% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.

IFG has voluntarily agreed to absorb and assume certain fees and expenses incurred by the Funds. Effective June 1, 2002, IFG is entitled to reimbursement from a Fund share class that has fees and expenses voluntarily absorbed pursuant to this arrangement if such reimbursements do not cause a share class to exceed voluntary expense limitations and the reimbursement is made within three years after IFG incurred the expense. For the year/period ended August 31, 2002, total fees and expenses voluntarily absorbed were as follows:

                                                INVESTOR      CLASS     CLASS        CLASS     CLASS
FUND                                               CLASS          A         B            C         K
----------------------------------------------------------------------------------------------------
High Yield Fund                              $   352,986     $    0    $    0    $   4,221  $  8,875
Select Income Fund                             1,450,985          0         0        9,551    27,713
Tax-Free Bond Fund                               341,735        266       227        3,697        --
U.S. Government Securities Fund                  610,419          0         0       17,587        --

As of the year/period ended August 31, 2002, the reimbursement that may potentially be made by the Funds to IFG and that will expire during the year ended August 31, 2005, are as follows:

                                                INVESTOR      CLASS     CLASS        CLASS     CLASS
FUND                                               CLASS          A         B            C         K
----------------------------------------------------------------------------------------------------
High Yield Fund                              $   143,782     $    0    $    0    $   4,205  $  2,351
Select Income Fund                               306,282          0         0        3,068     9,674
Tax-Free Bond Fund                                86,084        263       222        1,463        --
U.S. Government Securities Fund                  168,189          0         0        7,583        --

A 2% redemption fee is retained by High Yield Fund - Investor Class to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee is imposed on redemptions or exchanges of shares held less than three months. The redemption fee is accounted for as an addition to Paid-in-Capital by High Yield Fund - Investor Class. Total redemption fees received by High Yield Fund - Investor Class for the year ended August 31, 2002 were $132,587.

NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended August 31, 2002, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

FUND                                                              PURCHASES           SALES
--------------------------------------------------------------------------------------------
High Yield Fund                                              $  195,408,610   $  343,173,025
Select Income Fund                                              109,840,326      258,913,853
Tax-Free Bond Fund                                               61,840,831       74,813,401

For the year ended August 31, 2002, the aggregate cost of purchases and proceeds from the sales of U.S. Government securities were as follows:

FUND                                                              PURCHASES           SALES
--------------------------------------------------------------------------------------------
High Yield Fund                                             $     2,951,442  $    3,001,369
Select Income Fund                                              138,215,991     148,758,313
U.S. Government Securities Fund                                 242,319,814     230,185,511

NOTE 4 -- TRANSACTIONS WITH AFFILIATES AND AFFILIATED COMPANIES. Certain of the Funds' officers and directors are also officers and directors of IFG, IDI or AIM.

Each Fund has adopted an unfunded retirement plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended March 1, 2001.

Pension expenses for the year ended August 31, 2002, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:

                                                                     UNFUNDED
                                                      PENSION         ACCRUED        PENSION
FUND                                                 EXPENSES   PENSION COSTS      LIABILITY
--------------------------------------------------------------------------------------------
High Yield Fund                                   $     3,407    $        0     $   59,173
Select Income Fund                                      6,086             0         46,287
Tax-Free Bond Fund                                      2,663             0         26,461
U.S. Government Securities Fund                         2,944             0         12,510

The independent directors have contributed to a deferred fee agreement plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of the INVESCO Funds. The deferred amounts may be invested in the shares of any of the INVESCO Funds, excluding the INVESCO Variable Investment Funds.

An affiliated company represents ownership by a Fund of at least 5% of the voting securities of the issuer or may be affiliated with other INVESCO investment companies during the period, as defined in the Act. A summary of the transactions during the year ended August 31, 2002, in which the issuer was an affiliate of the Fund, is as follows:

                                                                                                 REALIZED
                                       PURCHASES                        SALES              GAIN (LOSS) ON
                                ------------------------------------------------------          INVESTMENT       VALUE AT
AFFILIATE                       SHARES            COST        SHARES          PROCEEDS          SECURITIES      8/31/2002
-------------------------------------------------------------------------------------------------------------------------
HIGH YIELD FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                          25,098     $    25,098     5,421,196    $    5,421,196              $    0             --

SELECT INCOME FUND
INVESCO Treasurer's
  Series Money
  Market Reserve
  Fund                      20,071,138      20,071,138    20,071,138        20,071,138                   0              --

Dividend income from INVESCO Treasurer's Series Money Market Reserve Fund is disclosed in the Statement of Operations.

NOTE 5 -- SECURITIES LOANED. The Funds have entered into a securities lending agreement with the custodian. Under the terms of the agreement, the Funds receive annual income, recorded monthly, after deduction of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal in value to the value of securities loaned. Cash collateral is invested by the custodian in the INVESCO Treasurer's Series Money Market Reserve Fund or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. During the year ended August 31, 2002, there were no such securities lending arrangements for any of the Funds.

NOTE 6 -- INTERFUND BORROWING AND LENDING. Each Fund is party to an interfund lending agreement between each Fund and other INVESCO sponsored mutual funds, which permit it to borrow or lend cash, at rates beneficial to both the borrowing and lending funds. Loans totaling 10% or more of a borrowing Fund's total assets are collateralized at 102% of the value of the loan; loans of less than 10% are unsecured. The Funds may borrow up to 10% of its total net assets for temporary or emergency purposes. During the year ended August 31, 2002, High Yield, Select Income and Tax-Free Bond Funds borrowed cash at a weighted average rate ranging from 1.97% to 2.97% and interest expenses amounted to $525, $2,062 and $5,531, respectively. During that same period, High Yield, Select Income and U.S. Government Securities Funds lent cash at a weighted average rate ranging from 2.00% to 2.33% and interest income amounted to $625, $625 and $818, respectively.

NOTE 7 -- LINE OF CREDIT. Each Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the net assets at value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. During the year ended August 31, 2002, Select Income and Tax-Free Bond Funds borrowed cash at a weighted average rate ranging from 2.50% to 3.18% and interest expense amounted to $486 and $3,627, respectively. During the year ended August 31, 2002, there were no such borrowings for High Yield and U.S. Government Securities Funds.

NOTE 8 -- CONTINGENT DEFERRED SALES CHARGE ("CDSC"). Class A shares may charge a 1.00% CDSC if a shareholder purchased $1,000,000 or more and redeemed these shares within 18 months from the date of purchase. A CDSC is charged by Class B shares on redemptions or exchanges of shares at a maximum of 5.00% beginning at time of purchase to 0.00% at the beginning of the seventh year. A 1.00% CDSC is charged by Class C shares on redemptions or exchanges held thirteen months or less. Shares acquired through reinvestment of dividends or other distributions are not charged a CDSC fee. The CDSC fee may be reduced or certain sales charge exceptions may apply. The CDSC is paid by the redeeming shareholder and therefore it is not an expense of the Fund. For the year/period ended August 31, 2002, the Distributor received the following CDSC fees from Class A, Class B and Class C shareholders:

FUND                                                  CLASS A         CLASS B             CLASS C
-------------------------------------------------------------------------------------------------
High Yield Fund                                   $         0    $        138      $        8,969
Select Income Fund                                          0               0               1,351
Tax-Free Bond Fund                                          0               0                 595
U.S. Government Securities Fund                             0             487               8,876

NOTE 9 -- SHARE INFORMATION. Changes in fund share transactions during the year/period ended August 31, 2002 and the year/period ended August 31, 2001 were as follows:

                                             HIGH YIELD FUND                 SELECT INCOME FUND              TAX-FREE BOND FUND
                                          YEAR ENDED AUGUST 31              YEAR ENDED AUGUST 31            YEAR ENDED AUGUST 31
-----------------------------------------------------------------------------------------------------------------------------------
                                       2002                2001           2002                2001         2002                2001
                                    (Note 1)            (Note 1)       (Note 1)            (Note 1)     (Note 1)
Shares Sold
  Investor Class                 17,471,149          64,780,736     36,626,932         101,462,120   16,446,825          12,500,605
  Class A                           437,915                  --         55,842                  --       17,386                  --
  Class B                            66,328                  --         17,726                  --       19,291                  --
  Class C                         1,293,758           3,544,548        189,395           1,503,367      385,747             350,484
  Class K                           348,740                 755      1,450,651                 329           --                  --
Shares Issued from
  Reinvestment of Distributions
    Investor Class                9,608,525          13,894,972      4,804,639           6,859,076      390,632             390,203
    Class A                           2,342                  --          1,129                  --           96                  --
    Class B                           1,533                  --            270                  --           28                  --
    Class C                          98,867             107,483         18,427              19,397        1,513                 679
    Class K                          22,188                  17         55,348                   9           --                  --
====================================================================================================================================
                                 29,351,345          82,328,511     43,220,359         109,844,298   17,261,518          13,241,971
Shares Repurchased
   Investor Class               (65,441,942)        (89,115,833)   (80,092,938)       (100,500,406) (18,053,127)        (11,143,747)
   Class A                         (228,823)                 --         (1,121)                 --       (2,776)                 --
   Class B                          (10,453)                 --              0                  --            0                  --
   Class C                       (1,870,724)         (2,633,556)      (373,640)         (1,094,433)    (415,075)           (278,115)
   Class K                         (119,413)               (124)      (491,998)                 (1)          --                  --
====================================================================================================================================
                                (67,671,355)        (91,749,513)   (80,959,697)       (101,594,840) (18,470,978)        (11,421,862)
NET INCREASE
  (DECREASE) IN
  FUND SHARES                   (38,320,010)         (9,421,002)   (37,739,338)          8,249,458   (1,209,460)          1,820,109
====================================================================================================================================

NOTE 9 -- SHARE INFORMATION (CONTINUED)

                                                      U.S. GOVERNMENT
                                                      SECURITIES FUND
                                                    YEAR ENDED AUGUST 31
--------------------------------------------------------------------------------
                                                  2002                2001
                                               (Note 1)
Shares Sold
   Investor Class                           37,212,864          53,795,053
   Class A                                     481,408                  --
   Class B                                     136,154                  --
   Class C                                   3,919,039           4,226,768
Shares Issued from
  Reinvestment of Distributions
      Investor Class                           707,328             623,438
      Class A                                      272                  --
      Class B                                      814                  --
      Class C                                   23,929               7,535
================================================================================
                                            42,481,808          58,652,794
Shares Repurchased
   Investor Class                          (34,732,073)        (47,433,060)
   Class A                                    (338,687)                 --
   Class B                                      (8,740)                 --
   Class C                                  (4,251,659)         (3,265,068)
================================================================================
                                           (39,331,159)        (50,698,128)
NET INCREASE IN
  FUND SHARES                                3,150,649           7,954,666
================================================================================

        ----------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of INVESCO Bond Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of INVESCO High Yield Fund, INVESCO Select Income Fund, INVESCO Tax-Free Bond Fund and INVESCO U.S. Government Securities Fund (constituting INVESCO Bond Funds, Inc., hereafter referred to as the "Fund") at August 31, 2002, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

Denver, Colorado
October 4, 2002

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND -- INVESTOR CLASS
-----------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                    YEAR ENDED AUGUST 31
------------------------------------------------------------------------------------------------------

                                                     2002       2001       2000       1999       1998
PER SHARE DATA
Net Asset Value -- Beginning of Period           $   4.26   $   5.98   $   6.40   $   6.76   $   7.45
=======================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                0.37       0.59       0.60       0.60       0.64
Net Losses on Securities
  (Both Realized and Unrealized)                    (1.13)     (1.72)     (0.42)     (0.19)     (0.29)
=======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    (0.76)     (1.13)      0.18       0.41       0.35
=======================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                     0.36       0.59       0.60       0.77       1.04
=======================================================================================================
Net Asset Value -- End of Period                 $   3.14   $   4.26   $   5.98   $   6.40   $   6.76
=======================================================================================================

TOTAL RETURN                                      (18.07%)   (19.96%)     2.89%      6.53%      4.44%

RATIOS
Net Assets -- End of Period ($000 Omitted)       $259,795   $516,687   $787,537   $793,337   $641,394
Ratio of Expenses to Average Net Assets(a)(b)       1.26%      1.08%      1.00%      0.99%      0.86%
Ratio of Net Investment Income to Average
  Net Assets(b)                                    10.79%     11.31%      9.60%      9.13%      8.72%
Portfolio Turnover Rate                               58%       111%        98%       154%       282%

(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(b) Various expenses of the Class were voluntarily absorbed by IFG for the year ended August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.36% and ratio of net investment income to average net assets would have been 10.69%.

FINANCIAL HIGHLIGHTS
HIGH YIELD FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    CLASS A             CLASS B

                                                     PERIOD              PERIOD
                                                      ENDED               ENDED
                                                  AUGUST 31           AUGUST 31
--------------------------------------------------------------------------------
                                                    2002(a)              2002(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period          $   3.39             $   3.39
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.14                 0.14
Net Losses on Securities (Both Realized
  and Unrealized)                                  (0.21)               (0.26)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                   (0.07)               (0.12)
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                    0.14                 0.14
================================================================================
Net Asset Value -- End of Period                $   3.18             $   3.13
================================================================================

TOTAL RETURN(b)                                   (2.00%)(c)          (3.64%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)     $    672              $    180
Ratio of Expenses to Average Net Assets(d)        1.09%(e)              1.81%(e)
Ratio of Net Investment Income to Average
  Net Assets                                     10.67%(e)             10.09%(e)
Portfolio Turnover Rate                             58%(f)                58%(f)

(a)  From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

(e)  Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND -- CLASS C
------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   PERIOD
                                                                                    ENDED
                                                YEAR ENDED AUGUST 31            AUGUST 31
------------------------------------------------------------------------------------------
                                                2002             2001             2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period      $   4.25         $   5.97         $   6.31
==========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.34             0.55             0.30
Net Losses on Securities (Both Realized
  and Unrealized)                              (1.13)           (1.72)           (0.34)
==========================================================================================
TOTAL FROM INVESTMENT OPERATIONS               (0.79)           (1.17)           (0.04)
==========================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.34             0.55             0.30
==========================================================================================
Net Asset Value -- End of Period            $   3.12         $   4.25         $   5.97
==========================================================================================

TOTAL RETURN(b)                              (18.85%)         (20.70%)          (0.52%)(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)  $  4,222         $  7,770         $  4,843
Ratio of Expenses to Average Net Assets
  (d)(e)                                       2.00%            1.69%             1.60%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                                9.95%           10.75%             9.20%(f)
Portfolio Turnover Rate                          58%             111%               98%(g)

(a)  From February 15, 2000, since inception of Class, to August 31, 2000.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the year ended August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.08% and ratio of net investment income to average net assets would have been 9.87%.

(f)  Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

HIGH YIELD FUND -- CLASS K
------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                YEAR                   PERIOD
                                                               ENDED                    ENDED
                                                           AUGUST 31                AUGUST 31
------------------------------------------------------------------------------------------------
                                                                2002                     2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                     $    4.26                $    5.20
================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.36                     0.40
Net Losses on Securities (Both Realized and Unrealized)        (1.13)                   (0.94)
================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               (0.77)                   (0.54)
================================================================================================
Less Dividends and Distributions                                0.36                     0.40
================================================================================================
Net Asset Value -- End of Period                           $    3.13                $    4.26
================================================================================================

TOTAL RETURN                                                 (18.38%)                 (11.15%)(b)

RATIOS
Net Assets -- End of Period ($000 Omitted)                 $     790                $      3
Ratio of Expenses to Average Net Assets(c)(d)                  1.45%                   1.48%(e)
Ratio of Net Investment Income to Average Net Assets(d)        9.85%                  10.77%(e)
Portfolio Turnover Rate                                          58%                    111%(f)

(a)  From December 14, 2000, since inception of Class, to August 31, 2001.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the year ended August 31, 2002 and the period ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.62% and 3.56%(annualized), respectively, and ratio of net investment income to average net assets would have been 8.68% and 8.69% (annualized), respectively.

(e)  Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND -- INVESTOR CLASS
-------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    YEAR ENDED AUGUST 31
-------------------------------------------------------------------------------------------------------
                                                     2002       2001       2000       1999       1998
PER SHARE DATA
Net Asset Value -- Beginning of Period           $   5.79   $   6.06   $   6.15   $   6.68   $   6.66
=======================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                0.33       0.43       0.43       0.43       0.43
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                    (0.76)     (0.27)     (0.09)     (0.41)      0.19
=======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    (0.43)      0.16       0.34       0.02       0.62
=======================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                     0.33       0.43       0.43       0.55       0.60
=======================================================================================================
Net Asset Value -- End of Period                 $   5.03   $   5.79   $   6.06   $   6.15    $  6.68
=======================================================================================================

TOTAL RETURN                                       (7.45%)     2.73%      5.78%      0.15%      9.58%

RATIOS
Net Assets -- End of Period ($000 Omitted)       $321,228   $593,629   $574,518   $549,438    $502,624
Ratio of Expenses to Average Net Assets(a)(b)       1.05%      1.05%      1.06%      1.06%       1.06%
Ratio of Net Investment Income to Average
  Net Assets(b)                                     6.37%      7.18%      7.10%      6.56%       6.36%
Portfolio Turnover Rate                               60%        79%        82%       135%        140%

(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(b) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2002, 2001, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.39%, 1.32%, 1.19%, 1.16% and 1.10%, respectively, and ratio of net investment income to average net assets would have been 6.03%, 6.91%, 6.97%, 6.46% and 6.32%, respectively.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    CLASS A             CLASS B

                                                     PERIOD              PERIOD
                                                      ENDED               ENDED
                                                  AUGUST 31           AUGUST 31
--------------------------------------------------------------------------------
                                                    2002(a)              2002(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period          $   5.06             $   5.06
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.13                 0.11
Net Losses on Securities (Both Realized
  and Unrealized)                                  (0.04)               (0.03)
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    0.09                 0.08
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                    0.13                 0.11
================================================================================
Net Asset Value -- End of Period                $   5.02             $   5.03
================================================================================

TOTAL RETURN(b)                                    1.81%(c)             1.62%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)      $    281             $     90
Ratio of Expenses to Average Net Assets(d)         1.07%(e)             1.86%(e)
Ratio of Net Investment Income to Average
  Net Assets                                       6.02%(e)             4.99%(e)
Portfolio Turnover Rate                              60%(f)               60%(f)

(a)  From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

(e)  Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND -- CLASS C
------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                                   PERIOD
                                                                                    ENDED
                                                YEAR ENDED AUGUST 31            AUGUST 31
------------------------------------------------------------------------------------------
                                                2002             2001             2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period      $   5.79         $   6.06         $   6.02
==========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.29             0.39             0.21
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                     (0.76)           (0.27)            0.04
===========================================================================================
TOTAL FROM INVESTMENT OPERATIONS               (0.47)            0.12             0.25
===========================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.29             0.39             0.21
===========================================================================================
Net Asset Value -- End of Period            $   5.03         $   5.79         $   6.06
===========================================================================================

TOTAL RETURN(b)                               (8.14%)           1.97%            4.24%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)  $  1,632         $  2,839         $    377
Ratio of Expenses to Average Net
  Assets(d)(e)                                 1.80%            1.79%            1.83%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                                5.61%            6.23%            6.42%(f)
Portfolio Turnover Rate                          60%              79%              82%(g)

(a)  From February 15, 2000, since inception of Class, to August 31, 2000.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, if applicable, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2002 and 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.31% and 1.79% (annualized), respectively, and ratio of net investment income to average net assets would have been 5.10% and 6.23% (annualized), respectively.

(f)  Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

SELECT INCOME FUND -- CLASS K
------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                YEAR                   PERIOD
                                                               ENDED                    ENDED
                                                           AUGUST 31                AUGUST 31
------------------------------------------------------------------------------------------------
                                                                2002                     2001(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period                     $    5.78                $    5.93
================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                           0.32                     0.28
Net Losses on Securities (Both Realized and Unrealized)        (0.76)                   (0.15)
================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                               (0.44)                    0.13
================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                                0.32                     0.28
================================================================================================
Net Asset Value -- End of Period                           $    5.02                $    5.78
================================================================================================

TOTAL RETURN                                                   (7.47%)                  2.25%(b)

RATIOS
Net Assets -- End of Period ($000 Omitted)                 $    5,097               $       2
Ratio of Expenses to Average Net Assets(c)(d)                   1.25%                   1.24%(e)
Ratio of Net Investment Income to Average Net Assets(d)         6.13%                   6.60%(e)
Portfolio Turnover Rate                                           60%                     79%(f)

(a)  From December 14, 2000, since inception of Class, to August 31, 2001.

(b) Based on operations for the period shown and, accordingly, is not representative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the year ended August 31, 2002 and the period ended August 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.85% and 3.63% (annualized), respectively, and ratio of net investment income would have been 5.53% and 4.21% (annualized), respectively.

(e)  Annualized

(f) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2001.

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND -- INVESTOR CLASS
------------------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                     PERIOD
                                                                                      ENDED
                                                        YEAR ENDED AUGUST 31      AUGUST 31     YEAR ENDED JUNE 30
------------------------------------------------------------------------------------------------------------------
                                                     2002       2001       2000    1999(a)       1999        1998
PER SHARE DATA
Net Asset Value -- Beginning of Period           $  15.49   $  14.72   $  14.53   $  14.71   $  15.57    $  15.34
==================================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                0.66       0.68       0.64       0.10       0.62        0.63
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                     0.07       0.77       0.24      (0.18)     (0.40)       0.40
==================================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     0.73       1.45       0.88      (0.08)      0.22        1.03
==================================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                     0.66       0.68       0.69       0.10       1.08        0.80
==================================================================================================================
Net Asset Value -- End of Period                 $  15.56   $  15.49   $  14.72   $  14.53   $  14.71    $  15.57
==================================================================================================================

TOTAL RETURN                                        4.89%     10.07%      6.32%   (0.53%)(b)    1.30%       6.87%

RATIOS
Net Assets -- End of Period ($000 Omitted)       $196,673   $214,617   $178,154   $191,836   $201,791    $211,471
Ratio of Expenses to Average Net Assets(c)(d)       0.90%      0.90%      0.91%     0.90%(e)    0.91%       0.91%
Ratio of Net Investment Income to Average
  Net Assets(d)                                     4.33%      4.46%      4.45%     4.08%(e)    4.03%       4.06%
Portfolio Turnover Rate                               33%        33%        50%        3%(b)      66%        173%

(a)  From July 1, 1999 to August 31, 1999.

(b) Based on operations for the period shown and, accordingly, are not respresentative of a full year.

(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(d) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2002, 2001 and 2000, the period ended August 31, 1999 and the years ended June 30, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.08%, 1.08%, 1.11%, 1.14% (annualized), 1.06% and 1.04%, respectively, and ratio of net investment income to average net assets would have been 4.15%, 4.28%, 4.25%, 3.84% (annualized), 3.88% and 3.93%, respectively.

(e)  Annualized

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    CLASS A             CLASS B

                                                     PERIOD              PERIOD
                                                      ENDED               ENDED
                                                  AUGUST 31           AUGUST 31
--------------------------------------------------------------------------------
                                                    2002(a)              2002(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period          $  14.88             $  14.88
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.26                 0.21
Net Gains on Securities (Both Realized and
  Unrealized)                                       0.68                 0.68
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    0.94                 0.89
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                    0.26                 0.21
================================================================================
Net Asset Value -- End of Period                $  15.56             $  15.56
================================================================================

TOTAL RETURN(b)                                    6.37%(c)             6.00%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)      $    229             $    301
Ratio of Expenses to Average Net Assets(d)(e)      1.10%(f)             1.80%(f)
Ratio of Net Investment Income to Average
  Net Assets                                       3.86%(f)             3.13%(f)
Portfolio Turnover Rate                              33%(g)               33%(g)

(a)  From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of each Class were voluntarily absorbed by IFG for the period ended August 31, 2002. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.70% (annualized) for Class A and 2.39% (annualized) for Class B and ratio of net investment income to average net assets would have been 3.26% (annualized) for Class A and 2.54% (annualized) for Class B.

(f)  Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

TAX-FREE BOND FUND -- CLASS C
------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                   PERIOD
                                                                                    ENDED
                                                YEAR ENDED AUGUST 31            AUGUST 31
------------------------------------------------------------------------------------------
                                                2002             2001             2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period      $  17.50         $  14.71         $  14.05
==========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.62             0.58             0.29
Net Gains on Securities (Both Realized
  and Unrealized)                               0.08             2.79             0.66
==========================================================================================
TOTAL FROM INVESTMENT OPERATIONS                0.70             3.37             0.95
==========================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                0.62             0.58             0.29
==========================================================================================
Net Asset Value -- End of Period            $  17.58         $  17.50         $  14.71
==========================================================================================

TOTAL RETURN(b)                                4.12%           23.26%            6.86%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)  $    797         $  1,279         $      1
Ratio of Expenses to Average Net
  Assets(d)(e)                                 1.65%            1.66%            1.66%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                                3.59%            3.58%            3.79%(f)
Portfolio Turnover Rate                          33%              33%              50%(g)

(a)  From February 15, 2000, since inception of Class, to August 31, 2000.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2002 and 2001 and the period ended August 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.01%, 1.84% and 6.90% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been 3.23%, 3.40% and (1.45%) (annualized), respectively.

(f)  Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND -- INVESTOR CLASS
-------------------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                    YEAR ENDED AUGUST 31
-------------------------------------------------------------------------------------------------------
                                                     2002       2001       2000       1999       1998
PER SHARE DATA
Net Asset Value -- Beginning of Period           $   7.41   $   7.05   $   6.81   $   7.99   $   7.49
=======================================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                0.30       0.36       0.36       0.35       0.40
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)                     0.24       0.36       0.24      (0.58)      0.67
=======================================================================================================
TOTAL FROM INVESTMENT OPERATIONS                     0.54       0.72       0.60      (0.23)      1.07
=======================================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                     0.30       0.36       0.36       0.95       0.57
=======================================================================================================
Net Asset Value-- End of Period                  $   7.65   $   7.41   $   7.05   $   6.81   $   7.99
=======================================================================================================

TOTAL RETURN                                        7.52%     10.45%      9.12%     (3.40%)    14.75%

RATIOS
Net Assets -- End of Period ($000 Omitted)       $158,974   $130,510    $74,870   $79,899    $79,485
Ratio of Expenses to Average Net Assets(a)(b)       1.00%      1.00%      1.02%     1.01%      1.01%
Ratio of Net Investment Income to Average
  Net Assets(b)                                     4.08%      4.87%      5.28%     4.80%      5.22%
Portfolio Turnover Rate                              166%        90%        21%      114%       323%

(a) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(b) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2002, 2001, 2000, 1999 and 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.43%, 1.43%, 1.61%, 1.60% and 1.41%, respectively, and ratio of net investment income to average net assets would have been 3.65%, 4.44%, 4.69%, 4.21% and 4.82%, respectively.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND -- CLASS A & CLASS B
--------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                    CLASS A             CLASS B

                                                     PERIOD              PERIOD
                                                      ENDED               ENDED
                                                  AUGUST 31           AUGUST 31
--------------------------------------------------------------------------------
                                                    2002(a)              2002(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period          $   7.20             $   7.20
================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                               0.12                 0.09
Net Gains on Securities (Both Realized
  and Unrealized)                                   2.11                 0.45
================================================================================
TOTAL FROM INVESTMENT OPERATIONS                    2.23                 0.54
================================================================================
LESS DIVIDENDS AND DISTRIBUTIONS                    0.12                 0.09
================================================================================
Net Asset Value -- End of Period                $   9.31             $   7.65
================================================================================

TOTAL RETURN(b)                                   31.08%(c)(d)          7.56%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)      $  1,331             $    981
Ratio of Expenses to Average Net Assets(e)         1.06%(f)             1.72%(f)
Ratio of Net Investment Income to Average
  Net Assets                                       3.11%(f)             2.95%(f)
Portfolio Turnover Rate                             166%(g)              166%(g)

(a)  From April 1, 2002, since inception of Class, to August 31, 2002.

(b) The applicable sales charges for Class A or CDSC fees for Class B are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Total return includes large fluctuations in asset size and shareholder transactions.

(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).

(f)  Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2002.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT SECURITIES FUND -- CLASS C
------------------------------------------------------------------------------------------
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)
                                                                                   PERIOD
                                                                                    ENDED
                                                YEAR ENDED AUGUST 31            AUGUST 31
------------------------------------------------------------------------------------------
                                                2002             2001             2000(a)
PER SHARE DATA
Net Asset Value -- Beginning of Period      $   7.40         $   7.06         $   6.72
==========================================================================================
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                           0.25             0.30             0.17
Net Gains on Securities (Both Realized
  and Unrealized)                               0.24             0.34             0.34
==========================================================================================
TOTAL FROM INVESTMENT OPERATIONS                0.49             0.64             0.51
==========================================================================================
DIVIDENDS FROM NET INVESTMENT INCOME            0.25             0.30             0.17
==========================================================================================
Net Asset Value -- End of Period            $   7.64         $   7.40         $   7.06
==========================================================================================

TOTAL RETURN(b)                                6.72%            9.23%            7.64%(c)

RATIOS
Net Assets -- End of Period ($000 Omitted)  $  5,309         $  7,431         $    241
Ratio of Expenses to Average Net
  Assets(d)(e)                                 1.75%            1.70%            1.94%(f)
Ratio of Net Investment Income to Average
  Net Assets(e)                                3.40%            3.81%            4.65%(f)
Portfolio Turnover Rate                         166%              90%              21%(g)

(a)  From February 15, 2000, since inception of Class, to August 31, 2000.

(b)  The applicable CDSC fees are not included in the Total Return calculation.

(c) Based on operations for the period shown and, accordingly, is not representative of a full year.

(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by Investment Adviser, which is before any expense offset arrangements (which may include custodian fees).

(e) Various expenses of the Class were voluntarily absorbed by IFG for the years ended August 31, 2002 and 2001 and the period ended August 31, 2000.
     If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.04%, 1.82% and 2.29% (annualized), respectively, and ratio of net investment income to average net assets would have been 3.11%, 3.69% and 4.30% (annualized), respectively.

(f)  Annualized

(g) Portfolio Turnover is calculated at the Fund level. Represents the year ended August 31, 2000.

OTHER INFORMATION

UNAUDITED

The table below provides information about each of the Independent and Interested Directors. Their affiliations represent their principal occupations.

                                                                                         NUMBER OF
                                                                                          FUNDS IN
                        POSITION(S) HELD WITH                                                 FUND
                             COMPANY, TERM OF                                              COMPLEX                    OTHER
                            OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S) OVERSEEN BY            DIRECTORSHIPS
NAME, ADDRESS AND AGE         OF TIME SERVED*                  DURING PAST FIVE YEARS*    DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS

Fred A. Deering              Vice Chairman of      Formerly, Chairman of the Executive          47
1551 Larimer Street, #1701          the Board   Committee and Chairman of the Board of
Denver, Colorado                                     Security Life of Denver Insurance
                                                  Company and Director of ING American
Age: 74                                            Holdings Company and First ING Life
                                                        Insurance Company of New York.
                                                   Formerly, Trustee of INVESCO Global
                                                                 Health Sciences Fund.


Victor L. Andrews, Ph.D.             Director    Professor Emeritus, Chairman Emeritus          47          Director of The
34 Seawatch Drive                               and Chairman and CFO of the Roundtable                Sheffield Funds, Inc.
Savannah, Georgia                              of the Department of Finance of Georgia
                                               State University; and President Andrews
Age: 72                                         Financial Associates, Inc. (consulting
                                              firm). Formerly, member of the faculties
                                               of the Harvard Business School; and the
                                                    Sloan School of Management of MIT.

Bob R. Baker                         Director  Consultant (2000 to Present). Formerly,          47
37 Castle Pines Dr. N.                           President and Chief Executive Officer
Castle Rock, Colorado                            (1988 to 2000) of AMC Cancer Research
                                                  Center, Denver, Colorado (until Mid-
Age: 66                                           December 1988); Vice Chairman of the
                                                     Board of First Columbia Financial
                                                 Corporation, Englewood, Colorado; and
                                                   formerly, Chairman of the Board and
                                                      Chief Executive Officer of First
                                                       Columbia Financial Corporation.

Lawrence H. Budner                   Director              Trust Consultant. Formerly,          47
7608 Glen Albens Circle                               Senior Vice President and Senior
Dallas, Texas                                        Trust Officer of InterFirst Bank,
                                                                        Dallas, Texas.
Age: 72

James T. Bunch                       Director  Principal and Founder of Green, Manning          47
3600 Republic Plaza              (since 2000)  & Bunch Ltd., Denver, Colorado (1988 to
370 Seventeenth Street                             Present); Director and Secretary of
Denver, Colorado                              Green, Manning & Bunch Securities, Inc.;
                                                    and Director and Vice President of
Age: 59                                             Western Golf Association and Evans
                                                Scholars Foundation. Formerly, General
                                                   Counsel and Director of Boettcher &
                                                Company Denver, Colorado; and formerly
                                               Chairman and Managing Partner of Davis,
                                                    Graham & Stubbs, Denver, Colorado.

OTHER INFORMATION



                                                                                         NUMBER OF
                                                                                          FUNDS IN
                        POSITION(S) HELD WITH                                                 FUND
                             COMPANY, TERM OF                                              COMPLEX                    OTHER
                            OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S) OVERSEEN BY            DIRECTORSHIPS
NAME, ADDRESS AND AGE         OF TIME SERVED*                  DURING PAST FIVE YEARS*    DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
Gerald J. Lewis                      Director Chairman of Lawsuit Resolution Services,          47      Director of General
701 "B" Street                   (since 2000) San Diego, California (1987 to Present).                Chemical Group, Inc.,
Suite 2100                                          Formerly, Associate Justice of the                         Hampdon, New
San Diego, California                                 California Court of Appeals; and                   Hampshire (1996 to
                                                         of Counsel, Latham & Watkins,                Present). Director of
Age: 69                                          San Diego, California (1987 to 1997).                         Wheelabrator
                                                                                                        Technologies, Inc.;
                                                                                                    Fisher Scientific, Inc;
                                                                                                      Henley Manufacturing,
                                                                                                       Inc.; and California
                                                                                                   Coastal Properties, Inc.

John W. McIntyre                     Director   Retired. Trustee of Gables Residential          47
Piedmont Center Suite 100                      Trust. Trustee and Chairman of the J.M.
Atlanta, Georgia                               Tull Charitable Foundation; Director of
                                                     Kaiser Foundation Health Plans of
Age: 72                                       Georgia, Inc. Formerly, Vice Chairman of
                                                the Board of Directors of The Citizens
                                                 and Southern Corporation and Chairman
                                              of the Board and Chief Executive Officer
                                                  of The Citizens and Southern Georgia
                                                      Corporation and The Citizens and
                                                     Southern National Bank. Formerly,
                                                      Trustee of INVESCO Global Health
                                               Sciences Fund and Trustee of Employee's
                                                   Retirement System of Georgia, Emory
                                                                           University.

Larry Soll, Ph. D.                   Director       Retired. Formerly, Chairman of the          47     Director of Synergen
2358 Sunshine Canyon Dr.         (since 1997)   Board  (1987 to 1994), Chief Executive                  since incorporation
Boulder, Colorado                              Officer (1982 to 1989 and 1993 to 1994)                    in 1982; Director
                                              and President (1982 to 1989) of Synergen             of Isis Pharmaceuticals,
Age: 60                                          Inc.; and formerly Trustee of INVESCO                                 Inc.
                                                          Global Health Sciences Fund.

OTHER INFORMATION


                                                                                         NUMBER OF
                                                                                          FUNDS IN
                        POSITION(S) HELD WITH                                                 FUND
                             COMPANY, TERM OF                                              COMPLEX                    OTHER
                            OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S) OVERSEEN BY            DIRECTORSHIPS
NAME, ADDRESS AND AGE         OF TIME SERVED*                  DURING PAST FIVE YEARS*    DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS AND OFFICERS

These directors are "interested persons" of IFG as defined in the Act, and they are interested persons by virtue of the fact that he/she is an officer or director of IFG, IDI or an affiliate of IFG.

Mark H. Williamson            President(1998-         Chief Executive Officer, Managed          47          Chairman of the
4350 South Monaco Street         2001); Chief          Products Division, AMVESCAP PLC                     Board of INVESCO
Denver, Colorado            Executive Officer       (2001 to Present); Chief Executive                    Funds Group, Inc.
                              (1998-Present);       Officer INVESCO Funds Group, Inc.;                          and INVESCO
Age: 51                       and Chairman of      and Chief Executive Officer INVESCO                   Distributors, Inc.
                             the Board (since             Distributors, Inc. Formerly,
                                        1999)        President of INVESCO Funds Group,
                                                            Inc., President of INVESCO
                                                   Distributors, Inc., Chief Operating
                                                  Officer and Chairman of the Board of
                                                  INVESCO Global Health Sciences Fund;
                                                  Chairman and Chief Executive Officer
                                                    of NationsBanc Advisors, Inc.; and
                                                  Chairman of NationsBanc Investments,
                                                                                  Inc.

Raymond R. Cunningham          Vice President    President and Chief Operating Officer          47      Director of INVESCO
4350 South Monaco Street         and Director            of INVESCO Funds Group, Inc.;                    Funds Group, Inc.
Denver, Colorado                 (since 2001)       President of INVESCO Distributors,                          and INVESCO
                                                  Inc. Formerly, Senior Vice President                    Distributors, Inc.
Age: 51                                              of INVESCO Funds Group, Inc., and
                                                  Senior Vice President of GT Global -
                                                         North America (1992 to 1998).

Richard W. Healey                    Director         Senior Vice President of INVESCO          43      Director of INVESCO
4350 South Monaco Street         (since 2000)           Funds Group, Inc.; Senior Vice                    Funds Group, Inc.
Denver, Colorado                                    President of INVESCO Distributors,                          and INVESCO
                                                  Inc. Formerly, Senior Vice President                   Distributors, Inc.
Age: 48                                          of GT Global - North America (1996 to
                                                    1998) and The Boston Company (1993
                                                                             to 1996).

Glen A. Payne                       Secretary           Senior Vice President, General
4350 South Monaco Street                              Counsel and Secretary of INVESCO
Denver, Colorado                                        Funds Group, Inc.; Senior Vice
                                                      President, Secretary and General
Age: 55                                          Counsel of INVESCO Distributors, Inc.
                                                 Formerly, Secretary of INVESCO Global
                                                 Health Sciences Fund; General Counsel
                                                     of INVESCO Trust Company (1989 to
                                                         1998); and employee of a U.S.
                                                        regulatory agency, Washington,
                                                                  D.C. (1973 to 1989).

OTHER INFORMATION



                                                                                         NUMBER OF
                                                                                          FUNDS IN
                        POSITION(S) HELD WITH                                                 FUND
                             COMPANY, TERM OF                                              COMPLEX                    OTHER
                            OFFICE AND LENGTH                  PRINCIPAL OCCUPATION(S) OVERSEEN BY            DIRECTORSHIPS
NAME, ADDRESS AND AGE         OF TIME SERVED*                  DURING PAST FIVE YEARS*    DIRECTOR         HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------

Ronald L. Grooms             Chief Accounting     Senior Vice President, and Treasurer                Director of INVESCO
4350 South Monaco Street       Officer, Chief    INVESCO Funds Group, Inc.; and Senior                  Funds Group, Inc.
Denver, Colorado            Financial Officer  Vice President and Treasurer of INVESCO                        and INVESCO
                                and Treasurer   Distributors, Inc. Formerly, Treasurer                 Distributors, Inc.
Age: 56                                         and Principal Financial and Accounting
                                                      Officer of INVESCO Global Health
                                              Sciences Fund; and Senior Vice President
                                                and Treasurer of INVESCO Trust Company
                                                                       (1988 to 1998).

William J. Galvin, Jr.    Assistant Secretary      Senior Vice President and Assistant                Director of INVESCO
4350 South Monaco Street                      Secretary INVESCO Funds Group, Inc.; and                  Funds Group, Inc.
Denver, Colorado                                   Senior Vice President and Assistant                        and INVESCO
                                                  Secretary INVESCO Distributors, Inc.                 Distributors, Inc.
Age: 46                                       Formerly, Trust Officer of INVESCO Trust
                                                               Company (1995 to 1998).

Pamela J. Piro            Assistant Treasurer   Vice President and Assistant Treasurer
4350 South Monaco Street                             of INVESCO Funds Group, Inc.; and
Denver, Colorado                                        Assistant Treasurer of INVESCO
                                                Distributors, Inc. Formerly, Assistant
Age: 42                                                 Vice President (1996 to 1997).

Tane T. Tyler             Assistant Secretary     Vice President and Assistant General
4350 South Monaco Street         (since 2002)     Counsel of INVESCO Funds Group, Inc.
Denver, Colorado

Age: 37

* Except as otherwise indicated, each individual has held the position(s) shown for at least the last five years.

The Statement of Additional Information ("SAI") includes additional information about Fund directors and is available, without charge, upon request. To obtain a free copy of the current SAI, call 1-800-525-8085.

[INVESCO ICON] INVESCO(R)

1-800-525-8085

Personal Account Line: 1-800-424-8085

Advisor Services: 1-800-6-INVESCO

invescofunds.com

INVESCO Distributors, Inc., (SM) Distributor
Post Office Box 173706
Denver, Colorado 80217-3706

This information must be preceded or accompanied by a current prospectus.




AINC 900382 10/02